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                           WILSHIRE TARGET FUNDS, INC.







                               SEMI-ANNUAL REPORT


                         LARGE COMPANY GROWTH PORTFOLIO
                          LARGE COMPANY VALUE PORTFOLIO
                         SMALL COMPANY GROWTH PORTFOLIO
                          SMALL COMPANY VALUE PORTFOLIO









                                FEBRUARY 28, 1997










                           WILSHIRE TARGET FUNDS, INC.








Shareholder Letter                                                            1

Large Company Growth Portfolio:
   Fund Commentary                                                             4

Large Company Value Portfolio:
   Fund Commentary                                                             6

Small Company Growth Portfolio:
   Fund Commentary                                                             8

Small Company Value Portfolio:
   Fund Commentary                                                            10

Statement of Investments:
   Large Company Growth Portfolio                                             12
   Large Company Value Portfolio                                              21
   Small Company Growth Portfolio                                             29
   Small Company Value Portfolio                                              36

Statements of Assets and Liabilities                                          45

Statements of Operations                                                      47

Statements of Changes in Net Assets                                           48

Financial Highlights:
   Large Company Growth Portfolio                                             52
   Large Company Value Portfolio                                              54
   Small Company Growth Portfolio                                             56
   Small Company Value Portfolio                                              58

Notes to Financial Statements                                                 60

                           -------------------------

    THIS REPORT IS FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF LARGE COMPANY GROWTH PORTFOLIO, LARGE COMPANY VALUE PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO. ITS USE IN CONNECTION WITH ANY OFFERING OF A PORTFOLIO'S SHARES IS AUTHORIZED ONLY IF ACCOMPANIED OR PRECEDED BY THE PORTFOLIO'S CURRENT PROSPECTUS.

    Wilshire Target Funds, Inc. are distributed by First Data Distributors, Inc.







DEAR SHAREHOLDER,

    Enclosed is our update on the status of the Wilshire Target Funds, Inc. (the "Fund") for the six month period ended February 28, 1997. Our goal during this period remained unchanged -- to provide focused exposures to the four principal components of the U.S. equity market: Large Company Value, Large Company Growth, Small Company Value and Small Company Growth. Wilshire believes investors will benefit from our disciplined investment approach to capturing the returns of the four U.S. equity styles.

THE STYLE APPROACH AND INVESTMENT STRATEGY

    Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Wilshire Target Fund Portfolio (the "Portfolio") owns only securities which correspond to the characteristics most commonly associated with that style. Generally, growth portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth and return on equity. Conversely, value portfolios seek companies with above average earnings yield, dividend yield, and book-to-price ratios. Stocks are purchased for inclusion into Wilshire Target Funds Portfolios only if they meet the specific growth or value criteria defined for the Portfolio.

    Changes are made over time which ensure that each portfolio maintains a proper focus toward its individual investment style. Stocks are sold if their size conflicts with the Portfolio's criteria or if their financial condition changes to the point where we no longer believe they can provide growth or value opportunities. As most investors know, value stocks do not stay value stocks forever. Once a security makes a strong relative advance, it can no longer be as attractive as it was before the move. As a result, each Portfolio requires constant vigilance and monitoring. Whether the focus is growth, value, large or small, we see it as a top priority to be sure each Portfolio always pursues the most attractive stocks for that respective investment style.

    Of course, no single investment strategy is in favor all of the time. Sometimes stocks with high earnings growth perform well while other times they lag behind the market. Similarly, while studies have shown that in the long run small stocks do better than large stocks, there are many time periods where large company stocks outperform small company stocks. The Fund allows an investor to select the investment style and size segment which best fits his or her investment objectives with the assurance that the portfolio selected will remain focused on its stated investment strategy.

    During the six months ended February 28, 1997, the market was driven primarily by the performance of high quality large cap stocks, especially those in the growth category. As shown in Figure 1, large cap stocks, as measured by the Standard and Poors 500 Composite Total Return Index (the "S&P 500 Index"), significantly outperformed U.S. equity securities as a whole as well as small cap stocks, as measured by the Wilshire 5000 Index and the Wilshire Next 1750 Index, respectively. The Wilshire 5000 Index, comprising all U.S. equity securities, advanced 18.6% for the six months ended February 28, 1997. Large company stocks as measured by the S&P 500 Index rose 22.6%, while small company stocks as measured by the Wilshire Next 1750 Index advanced 8.1% on a total return basis.


                                       1





FIGURE 1



   30% --          U.S. EQUITY          LARGE              SMALL
   20% --          SECURITIES         COMPANIES           COMPANIES
   10% --            18.6%              22.6%               8.1%
    0% --   ------------------------------------------------------------
                   WILSHIRE              S&P              WILSHIRE
                    5000                 500              NEXT 1750
                    INDEX               INDEX              INDEX



    Our analysis of each style's performance highlights dramatic differences between the two size segments of the four style categories (see figure 2). In the large cap arena, both the large company value portfolio and the large company growth portfolio racked up double digit returns.

FIGURE 2

   30% --      21.9%            19.7%                          14.5%
   20% --     LARGE CO.        LARGE CO.                      SMALL CO.
   10% --     GROWTH            VALUE                           VALUE
    0% --   --------------------------------------------------------------
  -10% --                                     -4.0%
                                             SMALL CO.
                                              GROWTH





    On the small company side, it was a very different picture. The value style generated the greater return with the Small Company Value Portfolio producing a 14.5% return compared with --4.0% for the Small Company Growth Portfolio. This is a reversal of what transpired in the twelve month period ended August 31, 1996, when the Small Company Growth Portfolio outperformed the Small Company Value Portfolio. All performance figures are for the Portfolio's Investment Class shares only.

    Such differences in performance may be explained somewhat by the erratic behavior of technology stocks. Large cap technology issues performed well during the six months ended February 28, 1997 which helped to propel the performance of the Large Company Growth Portfolio to higher levels. Small cap technology stocks fared poorly as investors seemed to prefer the more comfortable posture of owning the larger cap, higher quality names in that sector. With the small value style, strength was recorded in the finance and basic materials sectors. Banks, subject to a lot of merger and acquisition activity, had a very attractive run during the period.


                                       2








    For managers who are not wedded to a particular style or discipline, periods like this present definite challenges and opportunities. Shifts in the wrong direction can be costly. For that reason, we think it is best to put the investor in control of the style decision. With the Wilshire Target Funds, Inc., investors can make their style decisions with the confidence that the Portfolios will pursue investment results consistent with the underlying style criteria. We believe this approach will lead investors to more effective style allocation and, ultimately, the realization of their investment goals.


                                 Sincerely,

                                 /s/ Thomas D. Stevens

                                 THOMAS D. STEVENS
                                 President and Chairman of the Board

April 1, 1997




                                       3






LARGE COMPANY GROWTH PORTFOLIO

FUND COMMENTARY

    The Large Company Growth Portfolio (Investment Class) continued to be the strongest performing style category in the U.S. equity market for the six months and the twelve months ended February 28, 1997, up 21.88% and 28.18%, respectively. Over the last six months, the Large Company Growth Portfolio's return was driven by strength in the technology sector, specifically holdings in Intel and Microsoft, up 78% and 59%, respectively. The Portfolio had a 24% weighting in this sector in August, 1996, which remained largely unchanged throughout the following six month period. Another heavily-weighted sector was consumer non-durables comprising 47% of the Portfolio. Although many of the stocks held in this sector did quite well, such as Merck, Coca Cola, Proctor and Gamble and Nike, others kept the overall performance low, such as Wal Mart stores (up 0.2%), McDonald's (down 6.4%), And Home Depot (up 3.0%). Large growth Stocks in the finance sector actually performed the best, but due to a low finance sector weighting in the Portfolio their superior returns did not have a significant impact on the overall performance of the Portfolio. Among the star performers in this group were AIG and Travelers.

                                            PORTFOLIO INFORMATION1
                                           (AS OF FEBRUARY 28, 1997)


                                    DIVIDEND YIELD2                 1.2%
                                   AVERAGE 5-YEAR EARNINGS
                                     GROWTH                        16.4%
                                   AVERAGE 5-YEAR RETURN ON
                                     EQUITY                        26.2%
                                   AVERAGE BOOK/PRICE RATIO        20.7%

                                1 All averages are dollar weighted averages. The
                                  5-year numbers are calculated based on the results for the 5-year period ended February 28, 1997 for those securities in the portfolio's holdings as of February 28, 1997 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.

                                2 Dividend  Yield   corresponds  to  the  stated
                                  dividends of all underlying securities held by the Portfolio and is not an indication of the current yield on the Portfolio itself.


                                       4






                  LARGE COMPANY GROWTH PORTFOLIO -- (CONTINUED)




                            INVESTMENT CLASS SHARES
                            -----------------------

       AVERAGE ANNUAL                                                WITHOUT
       TOTAL RETURN*                        ACTUAL                   WAIVERS
       -------------                        ------                   -------
Inception (9/30/92) through
2/28/97                                     17.02%                    16.42%
Year Ended 2/28/97                          28.18%                    27.95%

         AGGREGATE
        TOTAL RETURN*
        -------------

Six Months Ended 2/28/97                    21.88%                    21.71%

* Assumes the reinvestment of all dividends and distributions.




                           INSTITUTIONAL CLASS SHARES
                           --------------------------

          AGGREGATE                                                  WITHOUT
        TOTAL RETURN*                       ACTUAL                   WAIVERS
        -------------                       ------                   -------
Inception (7/15/96) through
2/28/97                                     29.16%                    28.97%
Six Months Ended 2/28/97                    21.95%                    21.78%

* Assumes the reinvestment of all dividends and distributions.

                        PORTFOLIO SECTOR WEIGHTING
                         (as of February 28, 1997)

                     Technology                25.1%
                     Materials & Services       4.8%
                     Finance                   10.3%
                     Energy                     0.7%
                     Consumer Non-Durables     44.5%
                     Transportation             0.2%
                     Utilities                  3.6%
                     Capital Goods              9.7%
                     Consumer Durables          1.1%


                                        5






LARGE COMPANY VALUE PORTFOLIO

FUND COMMENTARY

The Large Company Value Portfolio (Investment Class) returned 20.60% over the one year ended February 28, 1997, with a full 19.72% of that gain attributable to the last six months alone, a healthy run to say the least. Once again the Portfolio benefited from its large cap exposure more than its value orientation. Traditional value sectors like utilities and consumer durables did rather poorly relative to the market. Utilities were bolstered by companies like BellSouth, Pac Tel, and U.S. West but were dragged down by underperformers such as PG&E, American Electric Power, Southern Companies, and Duke Power. While two of the Big Three auto makers, GM and Chrysler, mustered near market returns of 18.5% and 19.0%, respectively, Ford lagged significantly at 0.5%. The bright spot in the Portfolio for the period was in the finance sector. Bankamerica, Chase Manhattan, and NationsBank all had heavy weightings and were up 48%, 36%, and 42%, respectively. Nearly every finance stock did well with Great Western and Ahmanson H.F. leading the way, due largely to the merger talks between them.

                                              PORTFOLIO INFORMATION1
                                            (AS OF FEBRUARY 28, 1997)

                                 DIVIDEND YIELD2                  3.5%
                                 AVERAGE 5-YEAR EARNINGS
                                  GROWTH                         14.1%
                                 AVERAGE 5-YEAR RETURN ON
                                  EQUITY                         15.2%
                                 AVERAGE BOOK/PRICE RATIO        50.1%

                                1 All averages are dollar weighted averages. The
                                  5-year numbers are calculated based on the results for the 5-year period ended February 28, 1997 for those securities in the portfolio's holdings as of February 28, 1997 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.

                                2 Dividend  Yield   corresponds  to  the  stated
                                  dividends of all underlying securities held by the Portfolio and is not an indication of the current yield on the Portfolio itself.

                                       6






                  LARGE COMPANY VALUE PORTFOLIO -- (CONTINUED)


                            INVESTMENT CLASS SHARES
                            -----------------------

       AVERAGE ANNUAL                                                WITHOUT
       TOTAL RETURN*                        ACTUAL                   WAIVERS
       -------------                        ------                   -------

Inception (9/30/92) through
2/28/97                                     16.77%                    16.17%
Year Ended 2/28/97                          20.60%                    20.16%
          AGGREGATE
        TOTAL RETURN*

Six Months Ended 2/28/97                    19.72%                    19.34%

* Assumes the reinvestment of all dividends and distributions.


                           INSTITUTIONAL CLASS SHARES
                           --------------------------

          AGGREGATE                                                  WITHOUT
        TOTAL RETURN*                       ACTUAL                   WAIVERS
        -------------                       ------                   -------

Inception (7/15/96) through
2/28/97                                     24.09%                    23.70%
Six Months Ended 2/28/97                    19.83%                    19.46%

* Assumes the reinvestment of all dividends and distributions.

                        PORTFOLIO SECTOR WEIGHTING
                         (AS OF FEBRUARY 28, 1997)


                   Capital Goods                  3.2%
                   Consumer Durables              9.6%
                   Energy                         9.5%
                   Consumer Non-Durables          6.9%
                   Utilities                     21.4%
                   Finance                       37.5%
                   Materials & Services           7.9%
                   Technology                     1.7%
                   Transportation                 2.3%


                                       7



SMALL COMPANY GROWTH PORTFOLIO

FUND COMMENTARY

The Small Company Growth Portfolio (Investment Class) continued to be out of favor during the six months ended February 28, 1997 as did small stocks in general. Interestingly, large cap growth stocks in the finance sector did very well during this period but the finance sector was a hindrance on the performance of this Portfolio. Despite strong showings by Genesis Health and uici, up 35.8% And 27.6%, Respectively, the portfolio was negatively impacted by Olympic Financial and United Companies, down 55.1% And 31.2%, respectively. The largest sector weighting in the Portfolio was technology. Small cap growth tech stocks did not fare well this period. Although we had some high fliers in the Portfolio such as Novellus, Target Therapeutics, and Kulicke & Soffa, we also had some submarines such as Picturetel, Verifone, And Octel Communications, down 52%, 27%, and 36%, respectively. Another traditional growth sector, consumer non-durables, turned in a poor performance for the period. The sector that kept the Portfolio in positive territory was materials and services. Robert Half, the single largest holding in the Portfolio in August, 1996, along with Southdown and Healthsource, made big contributions to the performance of the Small Company Growth Portfolio, up 26%, 55%, and 39%, respectively.

                                              PORTFOLIO INFORMATION1
                                            (AS OF FEBRUARY 28, 1997)


                                       DIVIDEND YIELD2                  0.2%
                                      AVERAGE 5-YEAR EARNINGS
                                        GROWTH                         14.6%
                                      AVERAGE 5-YEAR RETURN ON
                                        EQUITY                         16.0%
                                      AVERAGE BOOK/PRICE RATIO         35.2%

                                1 All averages are dollar weighted averages. The
                                  5-year numbers are calculated based on the results for the 5-year period ended February 28, 1997 for those securities in the portfolio's holdings as of February 28, 1997 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.

                                2 Dividend  Yield   corresponds  to  the  stated
                                  dividends of all underlying securities held by the Portfolio and is not an indication of the current yield on the Portfolio itself.



                                       8




                 SMALL COMPANY GROWTH PORTFOLIO -- (CONTINUED)



                            INVESTMENT CLASS SHARES
                            -----------------------

       AVERAGE ANNUAL                                                WITHOUT
       TOTAL RETURN*                        ACTUAL                   WAIVERS
       -------------                        ------                   -------


Inception (10/1/92) through
2/28/97                                     15.33%                    14.67%
Year Ended 2/28/97                           3.25%                     2.73%

          AGGREGATE
        TOTAL RETURN*
        -------------

Six Months Ended 2/28/97                    -3.98%                    -4.43%

* Assumes the reinvestment of all dividends and distributions.


                           INSTITUTIONAL CLASS SHARES
                           --------------------------

          AGGREGATE                                                  WITHOUT
        TOTAL RETURN*                       ACTUAL                   WAIVERS
        -------------                       ------                   -------

Inception (7/15/96) through
2/28/97                                      7.03%                     6.53%
Six Months Ended 2/28/97                    -3.92%                    -4.37%

* Assumes the reinvestment of all dividends and distributions.

                           PORTFOLIO SECTOR WEIGHTING
                            (as of February 28, 1997)

                   Consumer Durables                  3.6%
                   Capital Goods                      5.4%
                   Utilities                          2.9%
                   Transportation                     5.9%
                   Technology                        28.2%
                   Consumer Non-Durables             15.8%
                   Energy                             6.6%
                   Finance                           11.2%
                   Materials & Services              20.4%




                                       9






SMALL COMPANY VALUE PORTFOLIO

FUND COMMENTARY

The Small Company Value Portfolio (Investment Class) outperformed small cap stocks in general over the six months and twelve months ended February 28, 1997, up 14.51% And 16.26%, respectively. Helping performance for the last six months was a large weighting in the finance sector, a traditional value sector. Leading the charge in finance was U.S. Life, Mercantile Bank, United Carolina Bank, and Citizens Bank, up 65%, 41%, 91%, and 107%, respectively. Also helping out was a strong performance by value stocks in the consumer non-durables sector. The small stocks in this sector as a whole did not fare that well but value stocks such as Family Dollar Stores, Premark, Dean Foods, Universal Corp., and Longs Drugs were exceptional. The biggest drag on the Portfolio's performance during the semi-annual period came from the utility sector in the form of WPS Resources, United Illum, and IES Industries, down 11%, 12%, and 5%, respectively.

                                              PORTFOLIO INFORMATION1
                                            (AS OF FEBRUARY 28, 1997)


                                 DIVIDEND YIELD2                           3.4%
                                 AVERAGE 5-YEAR EARNINGS
                                   GROWTH                                   7.1%
                                 AVERAGE 5-YEAR RETURN ON
                                   EQUITY                                  12.1%
                                 AVERAGE BOOK/PRICE RATIO                  57.3%


                                1 All averages are dollar weighted averages. The
                                  5-year numbers are calculated based on the results for the 5-year period ended February 28, 1997 for those securities in the portfolio's holdings as of February 28, 1997 whose issuers have been in existence for at least 5 years. The average book/price ratio is calculated based on the book value of each portfolio security as of the end of its most recent fiscal year.

                                2 Dividend  Yield   corresponds  to  the  stated
                                  dividends of all underlying securities held by the Portfolio and is not an indication of the current yield on the Portfolio itself.



                                       10




                  SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)


                            INVESTMENT CLASS SHARES
                            -----------------------

       AVERAGE ANNUAL                                                WITHOUT
       TOTAL RETURN*                        ACTUAL                   WAIVERS
       -------------                        ------                   -------


Inception (9/30/92) through
2/28/97                                     12.56%                    12.10%
Year Ended 2/28/97                          16.26%                    15.86%


          AGGREGATE
        TOTAL RETURN*
        -------------

Six Months Ended 2/28/97                    14.51%                    14.15%

* Assumes the reinvestment of all dividends and distributions.


                           INSTITUTIONAL CLASS SHARES
                           --------------------------

          AGGREGATE                                                  WITHOUT
        TOTAL RETURN*                       ACTUAL                   WAIVERS
        -------------                       ------                   -------

Inception (7/15/96) through
2/28/97                                     18.13%                    17.77%
Six Months Ended 2/28/97                    14.65%                    14.29%

* Assumes the reinvestment of all dividends and distributions.

                          PORTFOLIO SECTOR WEIGHTING
                           (as of February 28, 1997)

                      Utilities                  20.9%
                      Transportation              1.3%
                      Technology                  1.7%
                      Materials & Services       13.8%
                      Finance                    35.8%
                      Capital Goods               4.4%
                      Consumer Durables           5.8%
                      Consumer Non-Durables      14.2%
                      Energy                      2.1%



                                       11




WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS                                          (UNAUDITED)



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- 97.7%

               AEROSPACE & DEFENSE -- 1.0%

  4,600        Raytheon Company                                      $  216,775
  4,200        Rockwell International Corporation                       271,950
                                                                     ----------
                                                                        488,725
                                                                     ----------

               APPAREL -- 1.2%

  5,700        Nike, Inc., Class B                                      409,687
  1,100        Reebok International Limited                              51,425
  1,200        Unifi, Inc                                                38,250
  1,300        V.F. Corporation                                          90,350
                                                                     ----------
                                                                        589,712
                                                                     ----------

               BANKS -- 3.6%

  8,300        Banc One Corporation                                     366,237
  7,600        Bank of New York Company, Inc                            294,500
  2,100        Fifth Third Bancorp                                      175,087
  2,700        First Bank System, Inc                                   211,950
  3,000        Firstar Corporation                                       91,875
  2,200        Northern Trust Corporation                                93,500
  7,100        Norwest Corporation                                      353,225
  1,600        State Street Boston Corporation                          128,600
  2,200        Synovus Financial Corporation                             76,725
                                                                     ----------
                                                                      1,791,699
                                                                     ----------

               BUSINESS MACHINES -- 10.6%

  2,100        Adaptec, Inc.+                                            79,931
  3,700        Bay Networks, Inc.+                                       70,300
  2,000        BMC Software, Inc.+                                       85,625
  3,000        Cabletron Systems, Inc.+                                  90,000
 12,800        Cisco Systems, Inc.+                                     712,000
  5,300        Compaq Computer Corporation+                             420,025
  3,600        Dell Computer Corporation+                               256,050
  1,350        Diebold, Inc.                                             56,700
  1,500        Gateway 2000, Inc.+                                       88,125
  2,900        Informix Corporation+                                    50,569


                       See Notes to Financial Statements.

                                       12


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)


                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               BUSINESS MACHINES -- (CONTINUED)

 23,200        Microsoft Corporation+                                $ 2,262,000
 12,800        Oracle Systems Corporation+                               502,400
  2,900        Pitney Bowes, Inc                                         180,163
  4,200        Seagate Technology, Inc.+                                 198,450
  7,100        Sun Microsystems, Inc.+                                   219,213
                                                                     -----------
                                                                       5,271,551
                                                                     -----------

               BUSINESS SERVICES -- 1.8%

  5,700        Automatic Data Processing, Inc.                           242,962
  1,000        Cintas Corporation                                         54,000
  1,200        Ecolab, Inc.                                               45,450
  2,900        Equifax, Inc.                                              86,275
  1,600        Interpublic Group of Companies, Inc.                       80,200
  1,600        Omnicom Group, Inc.                                        79,400
  2,500        Parametric Technology Corporation+                        140,938
  1,400        Paychex, Inc.                                              60,900
  1,500        Reynolds & Reynolds Company, Class A                       42,000
    800        SunGard Data Systems, Inc.+                                40,600
    800        Synopsys, Inc.+                                            28,550
                                                                     -----------
                                                                         901,275
                                                                     -----------

               CHEMICALS -- 1.1%

  2,200        Air Products & Chemicals, Inc                             163,075
  1,500        Eastman Chemical Company                                   82,687
  2,800        Morton International, Inc                                 115,500
  1,300        Rohm & Haas Company                                       119,600
  1,900        Sigma-Aldrich Corporation                                  58,188
                                                                     -----------
                                                                         539,050
                                                                     -----------

               CONSTRUCTION -- 0.8%

  2,306        Clayton Homes, Inc.                                        32,860
  1,600        Fluor Corporation                                          97,000


                       See Notes to Financial Statements.

                                       13


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)




                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               CONSTRUCTION -- (CONTINUED)

  3,100        Masco Corporation                                     $  108,888
  1,700        Sherwin-Williams Company                                  95,413
    700        Vulcan Materials Company                                  45,325
                                                                     ----------
                                                                        379,486
                                                                     ----------
               CONSUMER DURABLES -- 0.5%

  1,300        Hillenbrand Industries, Inc.                              48,912
  1,700        Leggett & Platt, Inc.                                     60,987
  3,100        Newell Company, Inc.                                     115,088
  1,600        Viking Office Products, Inc.+                             37,800
                                                                     ----------
                                                                        262,787
                                                                     ----------

               CONTAINERS -- 0.2%

  1,000        Bemis Company                                             41,375
  1,700        Sonoco Products Company                                   44,625
                                                                     ----------
                                                                         86,000
                                                                     ----------

               COSMETICS -- 5.0%

 10,926        Gillette Company                                         864,520
 13,300        Procter & Gamble Company                               1,597,663
                                                                     ----------
                                                                      2,462,183
                                                                     ----------

               DRUGS & MEDICINE -- 14.4%

 15,200        Abbott Laboratories                                      855,000
  1,200        Allergan, Inc.                                            40,800
  5,200        Amgen, Inc.+                                             317,850
  1,100        Bard (C.R.), Inc.                                         30,112
  2,400        Becton, Dickinson & Company                              118,200
  2,200        Biomet, Inc.                                              33,550
  2,050        Cardinal Health, Inc.                                    126,075
 13,100        Columbia/HCA Healthcare Corporation                      550,200
  1,100        Foundation Health Corporation+                            41,525
  2,000        Health Management Associates, Inc., Class A+              53,000
    600        HealthCare COMPARE Corporation+                           25,613
 26,000        Johnson & Johnson                                      1,498,250



                       See Notes to Financial Statements.

                                       14


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               DRUGS & MEDICINE -- (CONTINUED)
  1,200        Manor Care, Inc.                                      $   31,950
  4,700        Medtronic, Inc.                                          304,325
 23,600        Merck & Company, Inc.                                  2,171,200
  2,300        Mylan Laboratories, Inc.                                  38,525
  2,700        Rhone-Poulenc Rorer, Inc.                                191,700
  7,300        Schering-Plough Corporation                              559,362
  1,500        St. Jude Medical, Inc.+                                   59,250
  1,800        Stryker Corporation                                       52,200
  1,300        Vencor, Inc.+                                             45,013
                                                                      ---------
                                                                      7,143,700
                                                                      ---------

               ELECTRONICS -- 11.0%
  2,500        ADC Telecommunications, Inc.+                             67,500
  1,700        Altera Corporation+                                       77,137
  1,250        Andrew Corporation+                                       68,750
  3,500        Applied Materials, Inc.+                                 177,187
  1,900        Atmel Corporation+                                        71,012
  1,600        Cadence Design Systems, Inc.+                             59,000
  4,500        EMC Corporation+                                         162,000
    900        General Signal Corporation                                39,262
  1,100        Glenayre Technologies, Inc.+                              14,575
 19,700        Hewlett-Packard Company                                1,103,200
 16,100        Intel Corporation                                      2,284,188
  1,400        Linear Technology Corporation                             63,700
  1,200        Maxim Integrated Products, Inc.+                          59,550
  4,100        Micron Technology, Inc.                                  153,750
 11,600        Motorola, Inc.                                           648,150
    900        Perkin-Elmer Corporation                                  63,900
  3,500        Tellabs, Inc.+                                           139,562
  1,796        U.S. Robotics Corporation                                100,239
    700        Varian Associates, Inc.                                   40,425
  1,394        Xilinx, Inc.+                                             62,904
                                                                      ---------
                                                                      5,455,991
                                                                      ---------





                       See Notes to Financial Statements.

                                       15


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               ENERGY -- RAW MATERIALS -- 0.3%
  3,400        Dresser Industries, Inc.                              $  103,275
  3,100        Enron Oil & Gas Company                                   62,775
                                                                     ----------
                                                                        166,050
                                                                     ----------


               FINANCE -- 3.0%
    850        Advanta Corporation, Class A                              35,169
  6,300        Dean Witter, Discover & Company                          241,763
  2,400        First USA, Inc.                                          116,700
  2,400        Franklin Resources, Inc.                                 140,400
  2,600        Green Tree Acceptance Corporation                         97,500
  1,900        Household International, Inc.                            184,062
  6,350        MBNA Corporation                                         203,200
  3,200        Merrill Lynch & Company, Inc.                            307,200
  1,100        Price (T. Rowe) Associates, Inc.                          48,538
  3,400        Schwab (Charles) Corporation                             127,500
                                                                     ----------
                                                                      1,502,032
                                                                     ----------

               FOOD & AGRICULTURE -- 11.4%

  4,600        Campbell Soup Company                                    414,575
 48,700        Coca-Cola Company                                      2,970,700
  4,700        ConAgra, Inc.                                            249,100
  3,000        Hershey Foods Corporation                                136,875
  1,400        Hormel Foods Corporation                                  36,750
  1,800        IBP, Inc.                                                 41,850
  4,200        Kellogg Company                                          287,700
 30,400        PepsiCo, Inc.                                            999,400
  1,650        Pioneer Hi-Bred International, Inc.                      112,406
  2,600        Quaker Oats Company                                       93,275
  3,400        Sysco Corporation                                        118,150
  2,000        Whitman Corporation                                       47,000
  2,300        Wrigley (WM.) Jr. Company                                137,713
                                                                     ----------
                                                                      5,645,494
                                                                     ----------





                       See Notes to Financial Statements.

                                       16


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)







                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               INSURANCE -- 3.4%
  2,637        AFLAC, Inc.                                           $  106,469
  9,175        American International Group, Inc.                     1,110,175
  2,600        Conseco, Inc.                                            102,050
  1,200        MGIC Investment Corporation                               94,350
  1,500        Oxford Health Plans, Inc.+                                83,625
  1,400        Progressive Corporation of Ohio                           92,575
  2,300        SunAmerica, Inc.                                         105,513
                                                                      ---------
                                                                      1,694,757
                                                                      ---------

               MEDIA -- 1.1%

    700        Belo (A.H.) Corporation, Series A                         26,425
  2,800        Gannet Company, Inc.                                     223,300
  1,800        Gaylord Entertainment Company, Class A                    36,450
  1,800        Knight-Ridder, Inc.                                       71,550
  2,400        Tribune Company                                           94,200
    200        Washington Post Company                                   69,300
                                                                      ---------
                                                                        521,225
                                                                      ---------
               MOTOR VEHICLES -- 0.3%

  1,500        Eaton Corporation                                       107,625
  1,400        Harley-Davidson, Inc.                                    52,325
                                                                      ---------
                                                                       159,950
                                                                      ---------

               NON-DURABLE & ENTERTAINMENT -- 1.8%

  1,100        Cracker Barrel Old Country Store, Inc.                   29,975
    700        Fastenal Company                                         25,375
  2,400        International Game Technology                            42,000
  5,225        Mattel, Inc.                                            129,972
 13,600        McDonald's Corporation                                  588,200
  1,500        Starbucks Corporation+                                   50,438
  2,400        Wendy's International, Inc.                              49,800
                                                                      ---------
                                                                       915,760
                                                                      ---------

               NON-FERROUS METALS -- 0.1%

  2,700        Engelhard Corporation                                    59,737
                                                                      ---------



                       See Notes to Financial Statements.

                                       17


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               PRODUCER GOODS -- 10.7%

  5,600        AlliedSignal, Inc.                                    $  404,600
  3,800        Caterpillar, Inc.                                        297,825
  2,200        Dover Corporation                                        109,175
  4,400        Emerson Electric Company                                 435,600
    800        Foster Wheeler Corporation                                31,200
 32,200        General Electric Company                               3,312,575
  1,100        Grainger (W.W.), Inc.                                     87,175
  2,400        Illinois Tool Works, Inc.                                202,500
  2,100        Ingersoll-Rand Company                                    99,750
    800        Johnson Controls, Inc.                                    67,400
    800        Millipore Corporation                                     34,500
  2,200        Pall Corporation                                          47,850
  1,200        Snap-On, Inc.                                             46,650
  1,100        Solectron Corporation+                                    58,163
  1,818        Thermo Instrument Systems, Inc.+                          61,812
                                                                      ---------
                                                                      5,296,775
                                                                      ---------

               RETAIL -- 6.9%

  4,900        Albertson's, Inc.                                        172,725
  2,800        American Stores Company                                  125,300
  2,900        AutoZone, Inc.+                                           71,775
  1,300        Bed Bath & Beyond, Inc.+                                  33,800
  1,900        Circuit City Stores, Inc.                                 59,375
  1,275        Consolidated Stores Corporation+                          44,784
  7,625        CUC International, Inc.+                                 182,047
  1,763        Dollar General Corporation                                50,025
  5,500        Gap, Inc.                                                181,500
  9,366        Home Depot, Inc.                                         510,447
  1,400        Kohl's Corporation+                                       64,400
  4,900        May Department Stores Company                            228,463
  1,600        Nordstrom, Inc.                                           58,800




                       See Notes to Financial Statements.

                                       18


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               RETAIL -- (CONTINUED)

  1,200        Pep Boys -- Manny, Moe, & Jack                        $   39,150
  5,300        Toys 'R' Us, Inc.+                                       137,800
 44,800        Wal-Mart Stores, Inc.                                  1,181,600
  4,800        Walgreen Company                                         205,200
  2,900        Winn-Dixie Stores, Inc.                                   92,437
                                                                     ----------
                                                                      3,439,628
                                                                     ----------

               SHIPPING -- 0.1%

  1,150        Illinois Central Corporation                              39,531
  1,000        Wisconsin Central Transportation Corporation+             35,875
                                                                     ----------
                                                                         75,406
                                                                     ----------

               STEEL -- 0.2%

  1,700        Nucor Corporation                                         81,813
  1,700        Worthington Industries, Inc.                              35,488
                                                                     ----------
                                                                        117,301
                                                                     ----------

               TELEPHONE -- 3.3%

 31,700        AT&T Corporation                                       1,264,037
  8,300        Sprint Corporation                                       377,650
                                                                     ----------
                                                                      1,641,687
                                                                     ----------

               TIRE & RUBBER -- 0.5%

  1,500        Cooper Tire & Rubber Company                              29,812
  1,100        Danaher Corporation                                       47,575
  3,000        Goodyear Tire & Rubber Company                           158,250
                                                                     ----------
                                                                        235,637
                                                                     ----------

               TRAVEL & RECREATION -- 2.8%

  1,400        Callaway Golf Company                                     44,625
  5,600        Carnival Corporation                                     197,400
  2,000        Circus Circus Enterprises, Inc.+                          62,500
 13,300        Disney (Walt) Company                                    987,525
  3,500        Mirage Resorts, Inc.+                                     87,063
                                                                     ----------
                                                                      1,379,113
                                                                     ----------



                       See Notes to Financial Statements.

                                       19


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO                              FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                           (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               UTILITIES -- 0.6%

  1,600        AES Corporation+                                      $   104,600
  4,900        Enron Corporation                                         195,387
                                                                     -----------
                                                                         299,987
                                                                     -----------

               TOTAL COMMON STOCKS (Cost $38,799,502)                 48,522,698
                                                                     ===========

TOTAL INVESTMENTS (Cost $38,799,502*)            97.7%                48,522,698
OTHER ASSETS AND LIABILITIES (Net)                2.3                  1,117,964
                                                -----                -----------
NET ASSETS                                      100.0%               $49,640,662
                                                =====                 ==========

-----------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                       See Notes to Financial Statements.

                                       20


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                               FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS                                           (UNAUDITED)



                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- 99.4%

               AEROSPACE & DEFENSE -- 1.5%

  1,600        B.F. Goodrich  Company                               $    65,000
  1,900        General Dynamics Corporation                             127,775
  1,700        Northrop Corporation                                     123,463
  2,500        Textron Inc.                                             246,563
                                                                    -----------
                                                                        562,801
                                                                    -----------

               APPAREL -- 0.3%

  1,900        V.F. Corporation                                         132,050
                                                                    -----------
               BANKS -- 24.4%

  1,700        AmSouth Bancorporation                                    87,125
 12,590        Banc One Corporation                                     555,534
  1,150        Bancorp Hawaii Inc.                                       50,600
  4,607        Bank of Boston Corporation                               347,253
 11,600        Bank of New York Inc.                                    449,500
 10,500        BankAmerica Corporation                                1,194,375
  2,400        Bankers Trust New York Corporation                       217,800
  5,800        Barnett Banks Inc.                                       268,250
 12,892        Chase Manhattan Corporation                            1,290,812
  3,200        Comerica Inc.                                            192,400
  2,500        Crestar Financial Corporation                             91,875
  9,487        First Chicago NBD                                        554,990
  1,800        First of America Bank Corporation                        112,725
  2,000        First Tennessee National Corporation                      93,500
  4,300        Huntington Bancshares, Inc.                              122,550
  6,728        KeyCorp                                                  359,948
  3,900        Mellon Bank Corporation                                  313,462
  1,800        Mercantile Bancorp                                       104,175
  5,500        Morgan (J.P.) & Company                                  578,187
  6,500        National City Corporation                                328,250
 16,800        NationsBank Corporation                                1,005,900
  1,700        Republic New York Corporation                            157,888
  1,700        Signet Banking Corporation                                53,975
  2,800        SouthTrust Corporation                                   110,950

                       See Notes to Financial Statements.

                                       21


WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                               FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS -- (CONTINUED)                            (UNAUDITED)





                                                                        VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------

COMMON STOCKS -- (CONTINUED)

               BANKS -- (CONTINUED)

  2,700        Summit Bancorp                                        $  128,925
  4,500        US Bancorp                                               222,188
  5,000        Wachovia Corporation                                     304,375
                                                                     ----------
                                                                      9,297,512
                                                                     ----------

               BEVERAGES -- 0.2%

  2,000        Brown-Forman Corporation, Class B                         89,500
                                                                     ----------
               BUSINESS SERVICES -- 0.2%

  1,400        National Service Industries Inc.                          53,200
  2,300        Olsten Corporation                                        41,112
                                                                     ----------
                                                                         94,312
                                                                     ----------

               CHEMICALS -- 2.5%

  2,900        ARCO Chemical Company                                    137,025
  7,200        Dow Chemical Company                                     583,200
  2,400        Eastman Chemical Company                                 132,300
  1,700        Lubrizol Corporation                                      58,862
  1,400        Olin Corporation                                          56,000
                                                                     ----------
                                                                        967,387
                                                                     ----------

               CONSTRUCTION -- 0.2%

  1,100        Vulcan Materials Company                                  71,225
                                                                     ----------
               DOMESTIC OIL -- 0.7%

  1,900        Ashland Inc.                                              79,562
  1,500        Kerr-McGee Corporation                                    93,938
  1,600        MAPCO, Inc.                                               50,800
  1,300        Murphy Oil Corporation                                    60,288
                                                                     ----------
                                                                        284,588
                                                                     ----------

               DRUGS & MEDICINE -- 0.5%

  1,700        Bard (C.R.), Inc.                                         46,538
  1,600        Bausch & Lomb, Inc.                                       59,800
  2,200        Mallinckrodt, Inc.                                        93,500
                                                                     ----------
                                                                        199,838
                                                                     ----------





                       See Notes to Financial Statements.

                                       22







WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               ELECTRONICS -- 0.4%
  1,200        Harris Corporation                                     $ 88,500
  1,600        Thomas & Betts Corporation                               71,400
                                                                        ------
                                                                       159,900
                                                                       -------
               ENERGY -- 2.4%
  2,700        CMS Energy Corporation                                   88,425
  5,300        Dominion Resources Inc.                                 213,325
  3,100        DPL Inc.                                                 76,338
  2,300        DQE                                                      68,137
  4,300        DTE Energy Company                                      130,075
  4,500        PanEnergy Corporation                                   191,812
  6,500        PECO Energy Company                                     146,250
                                                                       -------
                                                                       914,362
                                                                       -------
               ENERGY -- RAW MATERIALS -- 0.6%
  9,600        Occidental Petroleum Corporation                        244,800
                                                                       -------
               FINANCE -- 6.4%
  3,529        Bear Stearns Company Inc.                               105,864
  1,600        Beneficial Corporation                                  110,600
  6,600        Corestates Financial Corporation                        347,325
  1,800        Edwards (A.G.), Inc.                                     63,900
  2,150        First Security Corporation                               74,981
  8,275        First Union Corporation                                 726,131
  4,600        Firstar Corporation                                     140,875
  4,000        Great Western Financial Corporation                     175,500
  1,452        Old Kent Financial Corporation                           72,782
  2,700        Paine Webber Group                                       88,088
  1,900        Regions Financial Corporation                           111,863
  3,300        Salomon, Inc.                                           183,563
  3,200        Southern National Corporation                           124,400
  2,100        Washington Mutual, Inc.                                 111,038
                                                                       -------
                                                                     2,436,910
                                                                     ---------
               FOOD & AGRICULTURE -- 0.2%
  2,000        Supervalu Inc.                                           62,000
                                                                        ------

                       See Notes to Financial Statements.

                                       23






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               INSURANCE -- 6.6%
  1,800        American Financial Group, Inc.                        $   67,500
  6,000        American General Corporation                             260,250
  5,200        Chubb Corporation                                        304,850
  2,200        CIGNA Corporation                                        336,325
  1,700        Cincinnati Financial Corporation                         117,512
  2,200        Jefferson-Pilot Corporation                              129,800
  3,200        Lincoln National Corporation                             186,000
  1,300        MBIA, Inc.                                               126,913
  2,500        Old Republic International Corporation                    67,812
  2,800        Providian Corporation                                    156,450
  1,100        ReliaStar Financial Corporation                           68,200
  3,700        SAFECO Corporation                                       154,475
  2,500        St. Paul Companies Inc.                                  168,750
  2,100        Torchmark Corporation                                    123,637
  2,000        Transamerica Corporation                                 175,250
  1,100        Unitrin, Inc.                                             59,400
                                                                         ------
                                                                      2,503,124
                                                                      ---------

               INTERNATIONAL OIL -- 7.0%
 14,700        Amoco Corporation                                      1,242,150
 11,700        Mobil Corporation                                      1,436,175
                                                                      ---------
                                                                      2,678,325
                                                                      ---------

               MEDIA -- 0.3%
  2,900        Dow Jones & Company Inc.                                 116,363
                                                                        -------

               MOTOR VEHICLES -- 9.4%
 21,500        Chrysler Corporation                                     728,312
  1,200        Cummins Engine Inc.                                       60,750
  3,000        Dana Corporation                                          93,000
  2,300        Eaton Corporation                                        165,025
  1,800        Echlin Inc.                                               62,325
 35,300        Ford Motor Company                                     1,160,488
 22,500        General Motors Corporation                             1,302,187
                                                                      ---------
                                                                      3,572,087
                                                                      ---------

                       See Notes to Financial Statements.

                                       24






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               NON-DURABLE & ENTERTAINMENT -- 0.2%
  2,200        American Greetings Corporation, Class A               $   68,200
                                                                     ----------
               NON-FERROUS METALS -- 0.8%
  2,700        Cyprus Amax Minerals Company                              63,112
  1,900        Phelps Dodge Corporation                                 135,850
  1,900        Reynolds Metals Company                                  119,225
                                                                        -------
                                                                        318,187
                                                                        -------
               PAPER & FOREST PRODUCTS -- 3.7%
  1,400        Consolidated Papers                                       70,875
  2,700        Georgia-Pacific Corporation                              210,600
  8,800        International Paper Company                              367,400
  1,600        Mead Corporation                                          93,200
  1,700        Temple-Inland Inc.                                        93,713
  2,100        Union Camp Corporation                                   101,325
  3,000        Westvaco Corporation                                      88,500
  5,900        Weyerhaeuser Company                                     272,875
  1,700        Willamette Industries Inc.                               108,800
                                                                        -------
                                                                      1,407,288
                                                                      ---------
               PRODUCER GOODS -- 2.4%
  3,200        Cooper Industries Inc.                                   141,600
  1,600        Harsco Corporation                                        57,600
  1,900        Hubbel, Inc., Class B                                     80,512
  3,200        Ingersoll-Rand Company                                   152,000
  1,200        Johnson Controls, Inc.                                   101,100
  2,200        Parker Hannifin Corporation                               96,250
  1,800        Snap-On Inc.                                              69,975
  5,100        Tenneco, Inc.                                            200,812
                                                                        -------
                                                                        899,849
                                                                        -------
               RAILROADS -- 1.2%
  7,300        Union Pacific Corporation                                439,825
                                                                        -------

                       See Notes to Financial Statements.


                                       25






WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               RETAIL -- 3.6%
  4,300        American Stores Company                               $  192,425
  1,800        Giant Food, Inc., Class A                                 58,725
  7,900        Limited Inc.                                             150,100
  7,400        May Department Stores Company                            345,025
  1,100        Mercantile Stores Company, Inc.                           52,800
  6,800        Penney (J.C.) Company Inc.                               334,900
  3,600        Rite Aid Corporation                                     151,650
  1,700        Tandy Corporation                                         85,637
                                                                         ------
                                                                      1,371,262
                                                                      ---------
               SHIPPING -- 0.9%
  3,700        Norfolk Southern Corporation                             337,162
                                                                        -------
               TELEPHONE -- 3.6%
  5,600        ALLTEL Corporation                                       198,100
 13,000        NYNEX Corporation                                        669,500
 14,100        US West Communications Group                             507,600
                                                                        -------
                                                                      1,375,200
                                                                      ---------
               TIRE & RUBBER -- 0.8%
  2,400        Cooper Tire & Rubber Company                              47,700
  4,700        Goodyear Tire & Rubber Company                           247,925
                                                                        -------
                                                                        295,625
                                                                        -------
               TOBACCO -- 1.5%
  5,100        American Brands                                          268,387
  8,000        RJR Nabisco Holdings Corporation                         293,000
                                                                        -------
                                                                        561,387
                                                                        -------
               TRAVEL & RECREATION -- 0.2%
  2,900        Brunswick Corporation                                     83,012
                                                                         ------
               TRUCKING & FREIGHT -- 0.4%
  1,200        PACCAR Inc.                                               78,750
  2,400        Ryder System Inc.                                         75,600
                                                                         ------
                                                                        154,350
                                                                        -------

                       See Notes to Financial Statements.

                                       26







WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               UTILITIES -- 16.3%
  3,600        Allegheny Power System Inc.                            $110,250
  5,500        American Electric Power Inc.                            229,625
  4,300        Baltimore Gas & Electric Company                        118,250
  4,500        Carolina Power & Light Company                          167,062
  6,200        Central & South West Corporation                        151,125
  4,600        CINergy Corporation                                     158,700
  6,900        Consolidated Edison Company New York Inc.               213,038
  2,700        Consolidated Natural Gas Company                        137,700
  5,900        Duke Power Company                                      261,075
 12,800        Edison International                                    275,200
  3,400        Enova Corporation                                        76,075
  6,800        Entergy Corporation                                     179,350
  2,800        Florida Progress Corporation                             88,200
  5,400        FPL Group Inc.                                          245,700
  3,500        General Public Utilities Corporation                    122,500
  6,900        Houston Industries                                      160,425
  2,200        Illinova Corporation                                     55,000
  1,650        IPALCO Enterprises Inc.                                  52,181
  1,800        Kansas City Power & Light Company                        51,300
  1,900        LG&E Energy Corporation                                  47,025
  3,500        Long Island Lighting Company                             80,500
  2,000        MCN Corporation                                          60,500
  2,900        MidAmerican Energy Holdings Company                      47,850
  1,900        New England Electric System                              66,262
  2,000        New York State Electric & Gas                            46,500
  1,800        NIPSCO Industries Inc.                                   71,775
  3,700        Northeast Utilities                                      38,387
  2,000        Northern States Power                                    95,250
  1,200        OGE Energy Corporation                                   50,550
  4,500        Ohio Edison Company                                     101,250
  2,500        Pacific Enterprises                                      76,250
  8,600        PacifiCorp                                              177,375
 12,300        PG&E Corporation                                        282,900

                       See Notes to Financial Statements.

                                       27





WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

  2,500        Pinnacle West Capital Corporation                     $    78,125
  1,500        Portland General Corporation                               58,687
  3,500        Potomac Electric Power Company                             88,813
  4,800        PP&L Resources Inc.                                       109,800
  1,900        Public Service Company of Colorado                         74,100
  7,000        Public Service Enterprise                                 196,875
  1,800        Puget Sound Power & Light                                  45,675
  3,100        SCANA Corporation                                          80,988
 19,800        Southern Company                                          430,650
  3,400        Teco Energy, Inc.                                          82,875
  6,600        Texas Utilities Company                                   266,475
  4,600        The Williams Companies, Inc.                              201,250
  6,400        Unicom Corporation                                        142,400
  3,000        Union Electric Company                                    115,125
  1,900        Western Resources Inc.                                     57,475
  3,200        Wisconsin Energy Corporation                               82,000
                                                                          ------
                                                                       6,206,443
                                                                       ---------
               TOTAL COMMON STOCKS (Cost $32,157,667)                 37,904,874
                                                                      ==========

TOTAL INVESTMENTS (COST $32,157,667*)                     99.4%       37,904,874
OTHER ASSETS AND LIABILITIES (Net)                         0.6           211,888
                                                           ---           -------
NET ASSETS                                               100.0%      $38,116,762
                                                         =====       ===========

-------------
* Aggregate cost for Federal tax purposes.

                       See Notes to Financial Statements.

                                       28






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- 99.6%

               AEROSPACE & DEFENSE -- 0.1%
  1,000        Trimble Navigation Limited+                            $  13,000
                                                                      ---------
               AIR TRANSPORTATION -- 3.3%
  3,400        Alaska Air Group, Inc.+                                   80,750
 13,200        America West Airlines, Inc., Class B+                    183,150
 12,900        Comair Holdings, Inc.                                    266,062
  3,200        Offshore Logistics, Inc.+                                 58,400
                                                                         ------
                                                                        588,362
                                                                        -------
               APPAREL -- 3.1%
    700        Fabri-Centers of America, Class A+                        11,462
 10,800        Nautica Enterprises, Inc.+                               270,000
  4,100        St. John Knits, Inc                                      168,100
  2,500        Wolverine World Wide, Inc.                                88,750
                                                                         ------
                                                                        538,312
                                                                        -------

               BUSINESS MACHINES -- 5.8%
  1,900        Auspex Systems, Inc.+                                     22,087
  3,400        Broderbund Software Corporation+                          99,875
  4,000        Computer Products, Inc.+                                  68,500
  3,440        Comverse Technology, Inc.+                               150,070
 12,875        Concord EFS, Inc.+                                       304,977
  1,500        Digi International, Inc.+                                 12,375
  1,300        Fair Isaac & Company, Inc.                                47,125
  1,600        InterVoice, Inc.+                                         17,600
  6,900        Picturetel Corporation+                                  108,675
  1,700        Read-Rite Corporation+                                    52,169
    500        System Software Associates, Inc.                           5,188
  4,000        VeriFone, Inc.+                                          139,000
                                                                        -------
                                                                      1,027,641
                                                                      ---------
               BUSINESS SERVICES -- 10.5%
  3,000        ABR Information Services, Inc.+                           70,125
 11,200        American Management Systems, Inc.+                       196,000
    600        Brooktrout Technology, Inc.+                              11,175


                       See Notes to Financial Statements.

                                       29




WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               BUSINESS SERVICES -- (CONTINUED)
  2,400        CDI Corporation+                                      $   78,600
    300        Cerner Corporation+                                        4,575
  5,700        DeVRY, Inc.+                                             113,287
  4,100        Dialogic Corporation+                                    146,575
  4,000        In Focus Systems, Inc.+                                   82,500
    700        Integrated Systems, Inc.+                                 15,925
  1,800        Jacobs Engineering Group, Inc.+                           46,350
  4,600        Keane, Inc.+                                             162,150
  4,400        Mentor Corporation                                       109,450
  6,700        National Data Corporation                                235,338
  1,100        Optical Data Systems, Inc.+                               19,113
  5,712        Paxar Corporation+                                       108,528
  2,700        Prepaid Legal Services, Inc.+                             43,200
  3,300        Prime Medical Services, Inc.+                             36,713
  1,800        Seacor Holdings, Inc.+                                    83,475
  3,500        TCSI Corporation+                                         19,250
  4,100        ThermoTrex Corporation+                                  109,675
  4,400        United Waste Systems, Inc.+                              158,400
    700        Wackenhut Corrections Corporation+                        12,075
                                                                         ------
                                                                      1,862,479
                                                                      ---------
               CHEMICALS -- 2.3%
 14,200        Airgas, Inc.+                                            273,350
  5,350        Bio-Rad Laboratories, Inc.+                              141,105
                                                                        -------
                                                                        414,455
                                                                        -------

               CONSTRUCTION -- 4.0%
  7,000        Lennar Corporation                                       176,750
  2,800        Medusa Corporation                                       111,650
 14,700        Oakwood Homes Corporation                                290,325
  6,500        Toll Brothers, Inc.+                                     125,938
                                                                        -------
                                                                        704,663
                                                                        -------

                       See Notes to Financial Statements.


                                       30





WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)



                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               CONSUMER DURABLES -- 1.4%
  6,300        Champion Enterprises, Inc.+                           $  122,062
  2,700        Coachmen Industries, Inc.                                 54,675
  4,200        Shorewood Packaging Corporation+                          73,500
                                                                         ------
                                                                        250,237
                                                                        -------
               DOMESTIC OIL -- 0.2%
  3,200        Tesoro Petroleum Corporation+                             37,600
                                                                         ------
               DRUGS & MEDICINE -- 7.8%
  6,100        Arrow International, Inc.                                215,025
  3,100        ClinTrials Research, Inc.+                                30,225
  1,900        Datascope Corporation+                                    39,900
  1,300        Greenfield Industries, Inc.                               28,437
  7,700        Healthsource, Inc.+                                      160,737
  2,000        Hologic, Inc.+                                            52,000
  3,000        Invacare Corporation                                      72,750
  3,000        Jones Medical Industries, Inc.                            90,750
  4,358        Nature's Sunshine Products, Inc.                          67,004
  4,100        Renal Treatment Centers, Inc.+                           106,600
  3,100        Respironics, Inc.+                                        61,031
  6,000        Rotech Medical Corporation+                              111,000
  3,600        Sierra Health Services, Inc.+                             94,950
  1,000        Tecnol Medical Products, Inc.+                            14,750
  9,000        Thermedics, Inc.+                                        186,750
  1,400        Universal Health Services, Inc., Class B+                 47,775
                                                                         ------
                                                                      1,379,684
                                                                      ---------
               ELECTRONICS -- 19.7%
  8,400        Acxiom Corporation+                                      128,100
  3,100        Altron, Inc.+                                             57,350
 22,200        American Power Conversion Corporation+                   463,425
 11,000        Aspect Telecommunications Corporation+                   273,625
  2,700        Belden, Inc.                                              96,187
    200        Burr-Brown Corporation+                                    6,550
    800        Cable Design Technologies Company+                        21,200


                       See Notes to Financial Statements.

                                       31





WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               ELECTRONICS -- (CONTINUED)
5,700          Checkpoint Systems, Inc.+                             $  116,137
  1,600        Coherent, Inc.+                                           75,400
  7,400        Dallas Semiconductor Corporation                         192,400
    600        FSI International, Inc.+                                   8,925
  5,700        Gentex Corporation+                                      105,450
    400        Hadco Corporation+                                        16,200
  7,600        International Rectifier Corporation+                     102,600
  4,000        Kent Electronics Corporation+                            110,000
    300        Logicon, Inc.                                             11,325
  3,200        Marshall Industries+                                     106,000
  4,400        Mylex Corporation+                                        48,950
  1,200        Pioneer-Standard Electronics, Inc                         16,800
  8,700        SCI Systems, Inc.+                                       465,450
  5,900        Silicon Valley Group, Inc.+                              126,113
  7,400        Symbol Technologies, Inc.+                               371,850
  2,000        Technitrol, Inc.                                          89,500
    300        Unitrode Corporation+                                     10,950
  8,000        Vicor Corporation+                                       131,000
 12,800        VLSI Technology, Inc.+                                   239,200
  4,073        Zilog, Inc.+                                              96,225
                                                                         ------
                                                                      3,486,912
                                                                      ---------

               ENERGY -- RAW MATERIALS -- 5.9%
 19,900        Nabors Industries, Inc.+                                 305,963
  9,400        Smith International, Inc.+                               381,875
  2,900        Swift Energy Company+                                     62,350
  5,000        Tejas Gas Corporation+                                   218,750
  2,900        Varco International, Inc.+                                65,250
                                                                         ------
                                                                      1,034,188
                                                                      ---------
               FINANCE -- 2.7%
  2,700        Aames Financial Corporation                               81,337
  2,300        BET Holdings, Inc., Class A+                              67,563
  5,400        CMAC Investment Corporation                              189,000


                       See Notes to Financial Statements.

                                       32






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)


                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               FINANCE -- (CONTINUED)
  2,000        Henry (Jack) & Associates                             $   66,000
  4,500        Olympic Financial Limited+                                49,500
  1,000        Pioneer Group, Inc.                                       23,375
                                                                         ------
                                                                        476,775
                                                                        -------

               FOOD & AGRICULTURE -- 2.2%
  3,900        Richfood Holdings, Inc.                                   82,388
  4,600        Scotts Company (The), Class A+                            97,750
  3,600        Smart & Final, Inc.                                       77,850
  3,200        Smithfield Foods, Inc.+                                  124,000
                                                                        -------
                                                                        381,988
                                                                        -------
               INSURANCE -- 8.7%
  7,650        Genesis Health Ventures, Inc.+                           264,881
 10,300        Health Systems International, Inc., Class A+             302,563
  1,000        Markel Corporation+                                      109,000
 13,000        UICI+                                                    383,500
 11,300        United Companies Financial Corporation                   293,800
  4,700        Vesta Insurance Group, Inc                               183,888
                                                                        -------
                                                                      1,537,632
                                                                      ---------
               MEDIA -- 1.2%
  1,300        AMC Entertainment, Inc.+                                  21,613
  3,200        California Amplifier, Inc.+                               17,200
  1,604        Chris-Craft Industries, Inc.+                             65,964
  1,700        Movie Gallery, Inc.+                                      18,275
  3,200        Regal Cinemas, Inc.+                                      85,200
                                                                         ------
                                                                        208,252
                                                                        -------
               MOTOR VEHICLES -- 0.3%
  4,300        Titan Wheel International, Inc.                           60,738
                                                                         ------

               NON-DURABLE & ENTERTAINMENT -- 3.4%
  3,700        Applebee's International, Inc.                            93,425
  6,000        Buffets, Inc.+                                            43,125


                       See Notes to Financial Statements.

                                       33





WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               NON-DURABLE & ENTERTAINMENT -- (CONTINUED)
  4,500        Catalina Marketing Corporation+                       $ 226,125
    400        Cheesecake Factory+                                       8,500
  3,900        Department 56, Inc.+                                     70,200
  1,600        Jenny Craig, Inc.+                                       14,200
  3,000        Quality Dining, Inc.+                                    34,875
  2,300        Regis Corporation                                        37,663
  5,200        Sodak Gaming, Inc.+                                      74,750
                                                                        ------
                                                                       602,863
                                                                       -------

               NON-FERROUS METALS -- 0.7%
  3,400        Wolverine Tube, Inc                                     124,950
                                                                       -------
               OPTICAL & PHOTO -- 0.5%
  2,500        Photronics, Inc.+                                        86,250
                                                                        ------
               PAPER & FOREST PRODUCTS -- 0.3%
  2,400        Lydall, Inc.+                                            54,000
                                                                        ------
               PRODUCER GOODS -- 5.4%
    500        Allied Products Corporation                              14,625
  7,700        AMETEK, Inc                                             165,550
    600        Butler Manufacturing Company                             21,825
  3,700        Cognex Corporation+                                      67,062
  8,000        Compucom Systems, Inc.+                                  60,000
  3,800        Ionics, Inc.+                                           187,625
  7,200        JLG Industries, Inc                                     133,200
  2,450        Material Sciences Corporation+                           40,119
  6,500        Safeguard Scientifics, Inc.+                            157,625
  4,900        WMS Industries, Inc.+                                    97,388
                                                                        ------
                                                                       945,019
                                                                       -------
               RETAIL -- 1.5%
  9,050        Claire's Stores, Inc                                    127,831
  1,100        Friedman's, Inc., Class A+                               16,637
  4,200        West Marine, Inc.+                                      121,800
                                                                       -------
                                                                       266,268
                                                                       -------
               STEEL -- 0.2%
  4,600        WHX Corporation+                                         37,375
                                                                        ------


                       See Notes to Financial Statements.

                                       34







WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO                                 FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               TELEPHONE -- 1.3%
    900        Cidco, Inc.+                                          $    11,700
  2,400        Inter-Tel, Inc.+                                           36,000
 10,100        Octel Communications Corporation+                         184,325
                                                                         -------
                                                                         232,025
                                                                         -------
               TIRE & RUBBER -- 0.1%
    600        Safeskin Corporation+                                      11,100
                                                                          ------

               TRAVEL & RECREATION -- 1.7%
  3,200        Anchor Gaming Company+                                     99,200
  9,050        Grand Casinos, Inc.+                                       99,550
  6,450        National Auto Credit, Inc.+                                64,500
  2,900        Rio Hotel & Casino, Inc.+                                  45,313
                                                                          ------
                                                                         308,563
                                                                         -------

               TRUCKING & FREIGHT -- 2.6%
  4,400        Expeditors International of Washington, Inc               110,000
  2,600        Fritz Companies, Inc.+                                     26,162
  3,423        Heartland Express, Inc.+                                   71,883
  2,200        Landstar System, Inc.+                                     49,225
  2,700        Swift Transportation Company, Inc.+                        71,888
  7,100        Werner Enterprises, Inc                                   124,250
                                                                         -------
                                                                         453,408
                                                                         -------

               UTILITIES -- 2.7%
 13,400        California Energy, Inc.+                                  447,225
  1,200        Primark Corporation+                                       29,850
                                                                          ------
                                                                         477,075
                                                                         -------
               TOTAL COMMON STOCKS (Cost $17,936,361)                 17,601,814
                                                                      ==========

 TOTAL INVESTMENTS (COST $17,936,361*)                    99.6%       17,601,814
 OTHER ASSETS AND LIABILITIES (Net)                        0.4            77,236
                                                           ---            ------
 NET ASSETS                                              100.0%      $17,679,050
                                                         =====       ===========

----------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.


                       See Notes to Financial Statements.

                                       35





WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- 99.7%

               AEROSPACE & DEFENSE -- 0.4%
  5,300        AAR Corporation                                       $ 135,150
                                                                     ---------

               APPAREL -- 2.2%
  6,000        Brown Group Inc.                                         97,500
  4,800        Guilford Mills Inc.                                     137,400
  7,100        Kellwood Company                                        167,737
  4,100        Oshkosh B'Gosh, Inc., Class A                            63,550
  9,000        Phillips-Van Heusen                                     114,750
  6,700        Springs Industries Inc., Class A                        295,638
                                                                       -------
                                                                       876,575
                                                                       -------
               BANKS -- 24.5%
  5,875        Associated Banc Corp                                    281,266
  6,950        Bancorp South Inc.                                      199,812
  5,100        CCB Financial Corporation                               349,988
 19,550        Central Fidelity Banks Inc.                             569,394
  8,000        Centura Banks Inc.                                      350,000
  4,000        Citizens Banking Corporation of Michigan                130,000
  6,394        CNB Bancshares Inc.                                     242,972
 13,200        Compass Bancshares Inc.                                 589,050
 10,100        Dauphin Deposit Corporation                             427,987
  6,302        F & M National Corporation                              129,191
 12,500        First Commerce Corporation                              518,750
  7,200        First Commonwealth Financial                            133,200
 10,200        First Hawaiian Inc.                                     339,150
  8,741        First Michigan Bank Corporation                         264,415
  3,400        FirstBank of Illinois Corporation                       126,650
  3,900        Fort Wayne National Corporation                         167,700
 10,895        Fulton Financial Corporation                            272,375
  4,581        HUBCO Inc.                                              120,251
  5,000        Jefferson Bankshares                                    146,250
 12,500        Keystone Financial Inc.                                 340,625
  3,100        Liberty Bancorp Inc.                                    161,588
  5,500        Mark Twain Bancshares                                   300,437


                       See Notes to Financial Statements.

                                       36






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               BANKS -- (CONTINUED)
 15,600        Mercantile Bankshares                                 $ 579,150
  6,797        Mid-Am Inc.                                             114,699
  5,600        New York Bancorp Inc.                                   180,600
  4,000        ONBANCorp, Inc.                                         178,500
  7,425        One Valley Bancorp Inc.                                 296,072
  7,500        Peoples Heritage Financial Group                        235,312
 13,050        Provident Bancorp Inc.                                  486,112
  2,800        Provident Bankshares                                    116,900
  2,533        Queens County Bancorp                                   143,748
  3,600        S & T Bancorp Inc.                                      127,800
  4,300        Susquehanna Bancshares, Inc.                            153,188
  3,000        T.R. Financial Corporation                              105,937
  5,000        United Bancshares Inc.                                  170,000
  8,050        United Carolina Bancshares Inc.                         351,181
  5,700        Whitney Holding Corporation                             218,025
                                                                       -------
                                                                     9,618,275
                                                                     ---------
               BUSINESS SERVICES -- 3.0%
  6,500        ABM Industries Inc.                                      121,875
  5,150        American Business Products                               120,381
  5,900        Bowne & Company, Inc.                                    159,300
  4,400        New England Business Service                              99,000
 19,200        Safety-Kleen Corporation                                 345,600
  9,500        Standard Register Company                                309,938
                                                                        -------
                                                                      1,156,094
                                                                      ---------
               CHEMICALS -- 2.0%
 13,100        Calgon Carbon Corporation                                147,375
  7,900        Dexter Corporation                                       233,050
  8,600        Ferro Corporation                                        270,900
  2,500        NCH Corporation                                          148,750
                                                                        -------
                                                                        800,075
                                                                        -------

                       See Notes to Financial Statements.

                                       37






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               CONSTRUCTION -- 1.1%
  7,100        Centex Construction Products, Inc.                    $  120,700
  7,100        Interface Inc.                                           164,188
  3,800        Lawson Products Inc.                                      83,600
  5,100        Ryland Group, Inc.                                        64,388
                                                                         ------
                                                                        432,876
                                                                        -------
               CONSUMER DURABLES -- 2.7%
  4,300        Bassett Furniture Inc.                                   106,425
  6,900        Kimball International Inc., Class B                      272,550
  6,100        La-Z Boy Chair Company                                   211,213
  2,500        National Presto Industries                                94,062
  3,400        Skyline Corporation                                       82,025
  8,900        Sturm, Ruger & Company, Inc.                             154,638
  4,000        Toro Company                                             138,500
                                                                        -------
                                                                      1,059,413
                                                                      ---------
               COSMETICS -- 0.3%
  3,300        Chemed Corporation                                       121,688
                                                                        -------

               DRUGS & MEDICINE -- 1.7%
  7,300        Alpharma, Inc.                                            97,637
  6,396        Block Drug Inc., Class A                                 297,414
  4,500        Diagnostic Products Corporation                          139,500
  5,400        West Company, Inc.                                       150,525
                                                                        -------
                                                                        685,076
                                                                        -------
               ELECTRONICS -- 1.4%
  5,800        ADAC Laboratories                                        123,250
  2,900        Fluke Corporation                                        130,862
  7,600        Gerber Scientific Inc.                                   121,600
  3,800        Park Electrochemical Corporation                          92,625
  2,800        Watkins-Johnson Company                                   70,700
                                                                         ------
                                                                        539,037
                                                                        -------

                       See Notes to Financial Statements.

                                       38







WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               ENERGY -- 2.6%
 17,620        Atlantic Energy Inc.                                  $  301,743
  5,300        Atmos Energy Corporation                                 129,850
  7,500        Indiana Energy Inc.                                      195,000
 11,600        People's Energy Corporation                              392,950
                                                                        -------
                                                                      1,019,543
                                                                      ---------
               ENERGY -- RAW MATERIALS -- 1.2%
  6,300        AMCOL International Corporation                          118,912
  4,500        Ashland Coal Inc.                                        115,312
  6,800        Eastern Enterprises                                      228,650
                                                                        -------
                                                                        462,874
                                                                        -------

               FINANCE -- 2.9%
  2,300        Bay View Capital Corporation                             128,800
  9,900        First Financial Corporation Wisconsin                    264,825
  4,000        Interra Financial, Inc.                                  163,500
  3,200        JSB Financial Inc.                                       127,400
  6,800        Morgan Keegan Inc.                                       126,650
 14,600        Phoenix Duff & Phelps                                    116,800
  6,100        Piper Jaffray Companies, Inc.                            103,700
  5,400        Standard Financial Inc.                                  110,700
                                                                        -------
                                                                      1,142,375
                                                                      ---------

               FOOD & AGRICULTURE -- 3.2%
 14,000        Bob Evans Farms Inc.                                     190,750
 13,200        Dean Foods Company                                       430,650
  6,000        International Multifoods                                 126,750
  6,400        Michael Foods, Inc.                                       71,200
  9,600        Smucker, J.M. Company, Class A                           159,600
  8,400        Universal Foods Corporation                              289,800
                                                                        -------
                                                                      1,268,750
                                                                      ---------
               INSURANCE -- 8.1%
 11,100        Alfa Corporation                                         139,444
  6,750        ALLIED Group Inc.                                        226,125


                       See Notes to Financial Statements.

                                       39






WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               INSURANCE -- (CONTINUED)
  4,400        E.W. Blanch Holdings, Inc.                            $ 100,100
  3,900        First American Financial Corporation                    159,900
  3,200        Foremost Corporation of America                         190,400
  9,172        Fremont General Corporation                             264,842
  4,600        Guaranty National Corporation                            82,225
  4,600        Harleysville Group Inc.                                 138,000
  5,700        Home Beneficial Corporation, Class B                    216,600
  5,300        Integon Corporation                                      68,238
  8,500        John Alden Financial Corporation                        161,500
 11,600        Ohio Casualty Corporation                               459,650
  4,600        Orion Capital Corporation                               294,400
  4,800        Selective Insurance Group                               201,600
  2,300        Trenwick Group Inc.                                     113,275
  4,200        United Wisconsin Services Inc.                          111,825
  4,100        Washington National Corporation                         116,850
  5,500        Zenith National Insurance Corporation                   145,750
                                                                       -------
                                                                     3,190,724
                                                                     ---------
               LIQUOR -- 0.7%
 12,500        Coors, Adolph Company, Class B                          267,188
                                                                       -------
               MEDIA -- 0.7%
 10,200        Banta Corporation                                       257,550
                                                                       -------

               MOTOR VEHICLES -- 2.4%
  4,200        Applied Industrial Technology, Inc.                     129,675
  9,600        Arctic Cat Inc.                                          92,400
  5,600        Myers Industries, Inc.                                   91,700
  6,900        Smith (A.O.) Corporation                                232,012
  4,600        SPX Corporation                                         211,025
  4,300        Standard Motor Products, Inc.                            59,663
  5,600        Standard Products Company                               131,600
                                                                       -------
                                                                       948,075
                                                                       -------

                       See Notes to Financial Statements.

                                       40







WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
COMMON STOCKS -- (CONTINUED)

               NON-DURABLE & ENTERTAINMENT -- 0.6%
  5,500        Cross (A.T.) Company, Class A                         $   66,000
  7,200        Russ Berrie & Company                                    155,700
                                                                        -------
                                                                        221,700
                                                                        -------
               NON-FERROUS METALS -- 0.5%
  5,400        Brush Wellman Inc.                                        95,175
  4,500        Castle (A.M.) & Company                                   93,937
                                                                        189,112

               PAPER & FOREST PRODUCTS -- 4.6%
 12,300        Bowater, Inc.                                            521,213
  7,700        Chesapeake Corporation                                   228,112
 17,100        Longview Fibre Company                                   262,913
  9,600        Potlatch Corporation                                     415,200
  9,800        Rayonier Inc.                                            372,400
                                                                        -------
                                                                      1,799,838
                                                                      ---------
               PHOTOGRAPHY -- 0.2%
  3,900        CPI Corporation                                           71,662
                                                                         ------
               PRODUCER GOODS -- 5.4%
 10,200        Albany International Corporation, Class A                221,850
  2,300        Barnes Group                                             153,238
  2,500        Butler Manufacturing Company                              90,937
  8,100        BW/IP Holding, Inc.                                      129,600
  5,000        CLARCOR, Inc.                                            115,000
  4,500        Commercial Intertech                                      57,375
  1,700        Curtiss-Wright Corporation                                89,250
 13,600        Fedders Corporation                                       86,700
  4,000        Handy & Harman                                            66,000
  3,200        Helix Technology Corporation                             111,200
      9        Hexcel Corporation                                           173
  3,200        Hughes Supply, Inc.                                      112,400
  6,100        Juno Lighting                                             91,500


                       See Notes to Financial Statements.

                                       41







WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               PRODUCER GOODS -- (CONTINUED)
  2,900        LeaRonal Inc.                                         $   69,963
  3,900        Manitowoc Inc.                                           131,138
  5,300        Measurex Corporation                                     184,838
  2,700        NACCO Industries, Inc.                                   146,475
  4,800        NN Ball & Roller, Inc.                                    54,000
  4,500        Quanex Corporation                                       120,375
  4,100        Zurn Industries Inc.                                     105,062
                                                                        -------
                                                                      2,137,074
                                                                      ---------
               RETAIL -- 3.4%
  3,100        Blair Corporation                                         56,187
 19,000        Family Dollar Stores Inc.                                448,875
  7,100        Hancock Fabrics, Inc.                                     89,637
 12,900        Longs Drug Stores Inc.                                   327,338
 10,800        Shopko Stores Inc.                                       168,750
  6,000        Stanhome Inc.                                            152,250
  4,500        Wynn's International, Inc.                                92,812
                                                                         ------
                                                                      1,335,849
                                                                      ---------
               SHIPPING -- 0.8%
  6,700        GATX Corporation                                         328,300
                                                                        -------
               STEEL -- 2.3%
  5,500        Carpenter Technology                                     200,750
  7,800        Chaparral Steel Company                                   95,550
  3,800        Cleveland-Cliffs Inc.                                    163,400
  8,300        Intermet Corporation                                     125,537
 12,800        J & L Specialty Steel Inc.                               177,600
  8,500        Oregon Steel Mills Inc.                                  144,500
                                                                        -------
                                                                        907,337
                                                                        -------
               TOBACCO -- 0.9%
 11,600        Universal Corporation                                    365,400
                                                                        -------
               TRANSPORTATION -- AIRLINES -- 0.5%
  7,000        Airborne Freight Corporation                             191,625
                                                                        -------

                       See Notes to Financial Statements.

                                       42








WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

               TRAVEL & RECREATION -- 0.4%
  5,518        K2 Inc.                                               $ 152,435
                                                                     ---------

               UTILITIES -- 19.0%
 25,900        American Water Works Inc.                               605,413
  4,500        Bay State Gas Company                                   119,812
  4,800        Black Hills Power & Light Corporation                   133,200
  2,100        California Water Service Company                         88,200
  5,800        Central Hudson Gas & Electric Company                   191,400
 10,800        Central Maine Power Company                             120,150
  4,500        CILCORP, Inc.                                           169,312
 11,300        CIPSCO Inc.                                             411,037
  3,600        Connecticut Natural Gas                                  82,350
  6,800        Eastern Utilities Association                           124,950
  5,400        Empire District Electric Company                         99,900
  3,700        Energen Corporation                                     111,000
 12,600        Idaho Power Company                                     389,025
 10,000        IES Industries Inc.                                     303,750
  3,200        Interstate Power Company                                 93,200
  5,900        Laclede Gas Company                                     136,437
  5,300        Madison Gas & Electric Company                          113,950
  9,050        MDU Resources Group                                     192,313
 10,900        Minnesota Power & Light Company                         305,200
 16,200        Nevada Power Company                                    330,075
  6,000        New Jersey Resources                                    172,500
  7,400        Northwest Natural Gas Company                           179,450
  9,100        ONEOK Inc.                                              259,350
  4,500        Orange & Rockland Utilities                             161,437
  6,400        Philadelphia Suburban Company                           128,800
  9,800        Piedmont Natural Gas Inc.                               231,525
  6,400        Public Service Company of North Carolina                116,800
  6,966        Pugent Sound Energy, Inc.                               176,762
 13,000        Rochester Gas & Electric Company                        258,375
  5,300        SIGCORP, Inc.                                           185,500
  3,600        South Jersey Industries, Inc.                            79,200



                       See Notes to Financial Statements.

                                       43







WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO                                  FEBRUARY 28, 1997
STATEMENT OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)

                                                                       VALUE
 SHARES                                                               (NOTE 1)
 ------                                                               --------
COMMON STOCKS -- (CONTINUED)

  8,200        Southwestern Energy Company                           $   110,700
  4,300        TNP Enterprise Inc.                                       112,338
  4,700        United Illuminating Company                               136,888
 18,500        Washington Water Power                                    339,938
  6,100        WICOR, Inc.                                               214,263
 10,200        WPL Holdings Inc.                                         283,050
  8,000        WPS Resources Corporation                                 215,000
                                                                         -------
                                                                       7,482,550
                                                                       ---------
               TOTAL COMMON STOCKS (Cost $36,249,444)                 39,164,220
                                                                      ==========

 TOTAL INVESTMENTS (COST $36,249,444*)                    99.7%       39,164,220
OTHER ASSETS AND LIABILITIES (Net)                         0.3           122,408
                                                           ---           -------
NET ASSETS                                               100.0%     $ 39,286,628
                                                         =====      ============

---------------
* Aggregate cost for Federal tax purposes.



                       See Notes to Financial Statements.

                                       44






WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES

                                                   FEBRUARY 28, 1997 (UNAUDITED)


                                      LARGE        LARGE        SMALL        SMALL
                                     COMPANY      COMPANY      COMPANY      COMPANY
                                      GROWTH       VALUE       GROWTH        VALUE
                                    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                    ---------    ---------    ---------    ---------


ASSETS:

Investments, at value (Note 1),
 See accompanying schedules         $ 48,522,698 $ 37,904,874 $ 17,601,814 $ 39,164,220
Cash                                     415,391       71,794       --          --
Dividends receivable                      35,330      142,059        1,213      104,075
Receivable for Portfolio shares sold     987,759        4,100          100        6,770
Receivable for investment securities
 sold                                      --           --         330,640       54,004
Unamortized organization costs
 (Note 5)                                  2,013        2,101        1,954        1,446
Receivable from administrator
 (Note 2)                                 18,904       23,436       10,027       32,962
Prepaid expenses and other assets         26,678       27,351       19,993       27,674
                                      ----------   ----------   ----------   ----------
      Total Assets                    50,008,773   38,175,715   17,965,741   39,391,151
                                      ----------   ----------   ----------   ----------

LIABILITIES:
Due to custodian                          --           --          180,303       14,920
Payable for investment securities
 purchased                               295,933       --           --             --
Payable for Portfolio shares
 redeemed                                  5,935       --           72,089       26,992
Investment advisory fee payable
 (Note 2)                                  3,744        2,939        1,442        3,008
Shareholder servicing fees payable
 (Note 3)                                  2,772        3,571        3,432        7,506
Transfer agent fees payable (Note 2)      12,499       13,078       10,338       11,135
Custodian fees payable (Note 2)            9,183       11,132        6,092       12,255
Accrued legal and audit fees              28,636       22,867       10,193       22,626
Accrued expenses and other payables        9,409        5,366        2,802        6,081
                                      ----------   ----------   ----------   ----------
      Total Liabilities                  368,111       58,953      286,691      104,523
                                      ----------   ----------   ----------   ----------
NET ASSETS                          $ 49,640,662 $ 38,116,762 $ 17,679,050 $ 39,286,628
                                    ============ ============ ============ ============
Investments, at cost (Note 1)       $ 38,799,502 $ 32,157,667 $ 17,936,361 $ 36,249,444
                                    ============ ============ ============ ============


                       See Notes to Financial Statements

                                       45

WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                                   FEBRUARY 28, 1997 (UNAUDITED)


                                      LARGE        LARGE        SMALL        SMALL
                                     COMPANY      COMPANY      COMPANY      COMPANY
                                      GROWTH       VALUE       GROWTH        VALUE
                                    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                    ---------    ---------    ---------    ---------

NET ASSETS consist of:

Undistributed net investment income/
 (accumulated net investment loss)  $    23,324  $   179,660  $   (84,242) $    142,981
Accumulated net realized gain on
 investments sold                       956,379    1,824,161      663,811       335,986
Net unrealized
 appreciation/(depreciation) of
 investments                          9,723,196    5,747,207     (334,547)    2,914,776
Par value                                 2,400        2,086        1,277         2,659
Paid-in capital                      38,935,363   30,363,648   17,432,751    35,890,226
                                     ----------   ----------   ----------    ----------
                                    $49,640,662  $38,116,762  $17,679,050  $ 39,286,628
                                    ===========  ===========  ===========  ============

NET ASSETS:
Investment Class shares             $21,725,653  $15,048,498  $13,840,476  $ 16,637,226
                                    ===========  ===========  ===========  ============
Institutional Class shares          $27,915,009  $23,068,264  $ 3,838,574  $ 22,649,402
                                    ===========  ===========  ===========  ============

SHARES OUTSTANDING:
Investment Class shares               1,050,231      823,654      999,569     1,126,039
                                    ===========  ===========  ===========  ============
Institutional Class shares            1,349,624    1,262,750      276,982     1,533,155
                                    ===========  ===========  ===========  ============

INVESTMENT CLASS SHARES:
Net asset value, offering and
 redemption price per share         $     20.69  $     18.27  $     13.85  $      14.77
                                    ===========  ===========  ===========  ============

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and
 redemption price per share         $     20.68  $     18.27  $     13.86  $      14.77
                                    ===========  ===========  ===========  ============


                       See Notes to Financial Statements

                                       46



Wilshire Target Funds, Inc.
Statements of Operations

                    For the Six Months Ended February 28, 1997 (Unaudited)


                                      LARGE       LARGE       SMALL        SMALL
                                     COMPANY     COMPANY     COMPANY      COMPANY
                                     GROWTH       VALUE       GROWTH       VALUE
                                    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                    ---------   ---------   ---------    ---------

INVESTMENT INCOME:
Dividends                            $   189,267 $  612,038 $     16,136 $   530,442
                                     ----------- ---------- ------------ -----------
EXPENSES:
Investment advisory fee (Note 2)         41,271      43,783       24,579      34,588
Administration fee (Note 2)              38,263      39,770       28,247      34,163
Transfer agent fees (Note 2)             50,819      63,437       44,996      57,166
Custodian fees (Note 2)                  13,664      14,912       11,065      18,253
Registration and filing fees             13,534      12,688        7,942      12,157
Legal and audit fees                     24,059      22,610        1,086      14,372
Amortization of organization costs
 (Note 5)                                 1,726       1,801        1,675       1,240
Directors' fees and expenses
 (Note 2)                                 5,932       7,340        2,396       5,405
Other                                     5,516       5,064        5,297       1,831
                                     ----------- ---------- ------------ -----------
      Subtotal                          194,784     211,405      127,283     179,175
Fees waived by investment adviser
 (Note 2)                               (24,747)    (26,249)     (14,736)    (20,732)
Expenses reimbursed by administrator
 (Note 2)                               (24,498)    (27,823)     (12,169)    (37,363)
                                     ----------- ---------- ------------ -----------
   Total net expenses                   145,539     157,333      100,378     121,080
                                     ----------- ---------- ------------ -----------
NET INVESTMENT INCOME/(LOSS)             43,728     454,705      (84,242)    409,362
                                     ----------- ---------- ------------ -----------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS
 (Notes 1 and 4):
Net realized gain on investments
 during the period                    2,301,470   2,932,423    1,487,463   1,882,249
Net change in unrealized
 appreciation/(depreciation)
 of investments during
 the period                           4,142,895   2,957,279   (2,098,317)  1,588,445
                                     ----------- ---------- ------------ -----------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS           6,444,365   5,889,702     (610,854)  3,470,694
                                     ----------- ---------- ------------ -----------

NET INCREASE/(DECREASE) IN NET
 ASSETS RESULTING FROM
 OPERATIONS                         $ 6,488,093 $ 6,344,407 $   (695,096) $3,880,056
                                    =========== =========== ============  ==========

                       See Notes to Financial Statements


                                       47


WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)


                                      LARGE        LARGE        SMALL        SMALL
                                     COMPANY      COMPANY      COMPANY      COMPANY
                                      GROWTH       VALUE       GROWTH        VALUE
                                    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                    ---------    ---------    ---------    ---------


OPERATIONS:

Net investment income/(loss)        $    43,728 $    454,705 $    (84,242) $    409,362
Net realized gain on investments
 sold during the period               2,301,470    2,932,423    1,487,463     1,882,249
Net change in unrealized
 appreciation/(depreciation)
 of investments during
 the period                           4,142,895    2,957,279   (2,098,317)    1,588,445
                                      ---------    ---------   ----------     ---------
Net increase/(decrease) in net
 assets resulting from operations     6,488,093    6,344,407     (695,096)    3,880,056

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Investment Class shares              (22,088)    (450,971)     --           (662,863)
   Institutional Class shares           (29,526)    (603,729)     --           (355,380)
 Net realized gain on investments:
   Investment Class shares           (2,335,170)  (1,745,588)  (3,506,355)   (2,277,643)
   Institutional Class shares        (1,724,527)  (2,263,715)    (802,363)   (1,191,034)
                                     ----------   ----------     --------    ----------
Total distributions to shareholders  (4,111,311)  (5,064,003)  (4,308,718)   (4,486,920)

CAPITAL STOCK TRANSACTIONS:
 Investment Class shares:
   Shares sold                        4,867,055    1,175,437    2,059,978     4,393,070
   Shares issued as reinvestment of
    dividends                         2,087,327    2,047,357    3,289,679     2,785,299
   Shares redeemed                   (5,671,886)  (6,691,115)  (5,515,909)  (17,345,148)
                                     ----------   ----------   ----------   -----------
Total Investment Class shares         1,282,496   (3,468,321)    (166,252)  (10,166,779)
                                      ---------   ----------     --------   -----------

 Institutional Class shares:
   Shares sold                       17,430,000    2,053,250      421,000    13,850,203
   Shares issued as reinvestment of
    dividends                         1,754,053    2,867,445      802,362     1,546,414
   Shares redeemed                      --              (706)        (965)     --
                                      ---------   ----------     --------   -----------
Total Institutional Class shares     19,184,053    4,919,989    1,222,397    15,396,617
                                     ----------    ---------    ---------    ----------
Net increase in net assets from
 Capital Stock transactions          20,466,549    1,451,668    1,056,145     5,229,838
                                     ----------    ---------    ---------     ---------
Net increase/(decrease) in net
 assets                              22,843,331    2,732,072   (3,947,669)    4,622,974
                                     ----------    ---------   ----------     ---------

NET ASSETS:
Beginning of period                  26,797,331   35,384,690   21,626,719    34,663,654
                                     ----------   ----------   ----------    ----------
End of period                       $49,640,662 $ 38,116,762 $ 17,679,050  $ 39,286,628
                                    =========== ============ ============  ============
Undistributed net investment income/
 (accumulated net investment loss)  $    23,324  $   179,660 $    (84,242) $    142,981
                                    ===========  =========== ============  ============

                       See Notes to Financial Statements

                                       48



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                  SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)


                                      LARGE       LARGE       SMALL       SMALL
                                     COMPANY     COMPANY     COMPANY     COMPANY
                                     GROWTH       VALUE       GROWTH      VALUE
                                    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                    ---------   ---------   ---------   ---------

CAPITAL SHARE TRANSACTIONS:
  Investment Class shares:
   Shares sold                        236,657      63,151     119,712      283,893
   Shares issued as reinvestment of
    dividends                         106,063     117,125     226,561      195,460
   Shares redeemed                   (276,267)   (365,783)   (319,037)  (1,070,049)
                                     --------    --------    --------   ----------
Net increase/(decrease) in
 Investment Class shares
 outstanding                           66,453    (185,507)     27,236     (590,696)
                                     ========    ========     =======    =========
 Institutional Class shares:
   Shares sold                        859,360     119,643      29,135      963,863
   Shares issued as reinvestment of
    dividends                          89,174     164,042      55,221      108,597
   Shares redeemed                      --           (41)        (69)       --
                                     --------    --------    --------   ----------

Net increase in Institutional Class
 shares outstanding                   948,534     283,644      84,287    1,072,460
                                     ========    ========     =======    =========


                       See Notes to Financial Statements

                                       49


WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED AUGUST 31, 1996


                                       LARGE           LARGE         SMALL         SMALL
                                      COMPANY         COMPANY       COMPANY       COMPANY
                                      GROWTH           VALUE         GROWTH        VALUE
                                     PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ---------       ---------     ---------     ---------


OPERATIONS:
Net investment income/(loss)        $     104,973  $   1,081,833 $    (174,731) $  1,106,895
Net realized gain on investments
 sold during the year                   3,041,621      3,153,054     3,995,373     2,101,923
Net change in unrealized
 appreciation/(depreciation)
 of investments during the year         1,835,722        583,669      (279,274)     (194,305)
                                        ---------        -------      --------      --------
Net increase in net assets resulting
 from operations                        4,982,316      4,818,556     3,541,368     3,014,513

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
   Investment Class shares               (171,127)      (772,273)      --         (1,093,961)
   Institutional Class shares              --             --           --            --
Net realized gain on investments:
   Investment Class shares               (586,295)      (831,426)   (3,245,229)     (860,790)
   Institutional Class shares              --             --           --            --
                                        ---------        -------      --------      --------

Total distributions to shareholders      (757,422)    (1,603,699)   (3,245,229)   (1,954,751)

CAPITAL STOCK TRANSACTIONS:
Investment Class shares:
   Shares sold                         14,574,069     21,626,014     9,937,125    24,066,420
   Shares issued as reinvestment of
    dividends                             689,109      1,564,499     3,050,507     1,906,029
   Shares redeemed                    (21,367,106)   (30,777,774)  (16,749,530)  (25,464,503)
                                      -----------    -----------   -----------   -----------
Total Investment Class shares          (6,103,928)    (7,587,261)   (3,761,898)      507,946
                                      -----------    -----------   -----------   -----------
Institutional Class shares:
   Shares sold                          7,327,918     16,830,839     3,210,300     7,117,734
                                      -----------    -----------   -----------   -----------
Total Institutional Class shares        7,327,918     16,830,839     3,210,300     7,117,734
                                      -----------    -----------   -----------   -----------
Net increase/(decrease) in net
 assets from Capital Stock
 transactions                           1,223,990      9,243,578      (551,598)    7,625,680
                                      -----------    -----------   -----------   -----------
Net increase/(decrease) in net
 assets                                 5,448,884     12,458,435      (255,459)    8,685,442
                                      -----------    -----------   -----------   -----------

NET ASSETS:
Beginning of year                      21,348,447     22,926,255    21,882,178    25,978,212
                                      -----------    -----------   -----------   -----------
End of year                         $  26,797,331  $  35,384,690 $  21,626,719 $  34,663,654
                                    =============  ============= ============= =============
Undistributed net investment income $      31,210  $     779,655       --      $     751,862
                                    =============  ============= ============= =============


                       See Notes to Financial Statements

                                       50



WILSHIRE TARGET FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                YEAR ENDED AUGUST 31, 1996


                                      LARGE       LARGE       SMALL       SMALL
                                     COMPANY     COMPANY     COMPANY     COMPANY
                                     GROWTH       VALUE       GROWTH      VALUE
                                    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                    ---------   ---------   ---------   ---------

CAPITAL SHARE TRANSACTIONS:
  Investment Class shares:
   Shares sold                         811,376   1,253,565    562,163    1,527,858
   Shares issued as reinvestment of
    dividends                           39,718      92,464    186,234      122,970
   Shares redeemed                  (1,173,450) (1,767,796)  (955,596)  (1,619,393)
                                    ----------  ----------   --------   ----------
Net increase/(decrease) in
 Investment
 Class shares outstanding             (322,356)   (421,767)  (207,199)      31,435
                                      ========    ========   ========       ======
 Institutional Class shares:
   Shares sold                         401,090     979,106    192,695      460,695
                                       -------     -------    -------      -------
Net increase in Institutional Class
 Shares outstanding                    401,090     979,106    192,695      460,695
                                       =======     =======    =======      =======

                       See Notes to Financial Statements

                                       51



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                             INVESTMENT CLASS SHARES
                                             -----------------------

                                   SIX
                                 MONTHS
                                  ENDED       YEAR      YEAR       YEAR     PERIOD
                                02/28/97      ENDED     ENDED     ENDED      ENDED
                               (UNAUDITED)   8/31/96   8/31/95   8/31/94   8/31/93*
                               -----------   -------   -------   -------   --------

Net asset value, beginning of
  period                         $ 19.35    $   16.34  $  13.31   $ 12.74   $ 12.50
                                 -------    ---------  --------   -------   -------
INCOME FROM INVESTMENT
 OPERATIONS:

Net investment income               0.03         0.07      0.10      0.15      0.21
Net realized and unrealized
 gain on investments                4.07         3.45      3.03      0.65      0.10
                                 -------    ---------  --------   -------   -------
Total from investment
 operations                         4.10         3.52      3.13      0.80      0.31
                                 -------    ---------  --------   -------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (0.03)       (0.12)    (0.10)    (0.23)    (0.07)
Distributions from capital
 gains                             (2.73)       (0.39)    --         --        --
                                 -------    ---------  --------   -------   -------
Total distributions                (2.76)       (0.51)    (0.10)    (0.23)    (0.07)
                                 -------    ---------  --------   -------   -------
Net asset value, end of period   $ 20.69     $  19.35  $  16.34   $ 13.31   $ 12.74
                                 =======     ========  ========   =======   =======
Total return+                      21.88%++     21.90%    23.67%     6.34%     2.46%++
                                 =======     ========  ========   =======   =======

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                          $21,726      $19,035   $21,348    $8,424    $8,061
Ratio of operating expenses to
 average net assets                 0.88%**      0.93%     0.84%     0.68%     --
Decrease reflected in above
 expense ratio due to expense
 waivers/reimbursements             0.30%**      0.03%    0.21%     0.71%     1.14%++
Ratio of net investment income
 to average net assets              0.26%**      0.39%    0.94%     1.18%     1.66%++
Portfolio turnover rate               24%          44%      30%       22%       12%
Average commission rate paid (a) $0.0281      $0.0312     --         --        --

---------
  * Large Company Growth Portfolio Investment Class shares commenced operations on September 30, 1992.
  **Annualized.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
 (a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       52



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                         INSTITUTIONAL CLASS SHARES
                                                         --------------------------

                                                              SIX
                                                            MONTHS
                                                             ENDED         PERIOD
                                                           02/28/97        ENDED
                                                          (UNAUDITED)     8/31/96*
                                                          -----------     --------

Net asset value, beginning of period                        $  19.35      $  18.27
                                                            --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.03          0.01
Net realized and unrealized gain on investments                 4.08          1.07
                                                            --------      --------
Total from investment operations                                4.11          1.08
                                                            --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income                           (0.05)         --
Distributions from capital gains                               (2.73)         --
                                                            --------      --------
Total distributions                                            (2.78)         --
                                                            --------      --------
Net asset value, end of period                              $  20.68      $  19.35
                                                            ========      ========
Total return+                                                  21.95%++       5.91%++
                                                            ========      ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $27,915       $  7,763
Ratio of operating expenses to average net assets              0.88%**        0.91%**
Decrease reflected in above expense ratio due to expense
 waivers/reimbursements                                        0.30%**        0.03%**
Ratio of net investment income to average net assets           0.26%**        0.41%**
Portfolio turnover rate                                          24%            44%
Average commission rate paid (a)                            $0.0281        $0.0312

--------
 * Large  Company  Growth   Portfolio   Institutional   Class  shares  commenced
   operations on July 15, 1996.
 **Annualized.
 + Total return represents aggregate total return for the period indicated.
++ Non-annualized.
(a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       53



WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                             INVESTMENT CLASS SHARES
                                             -----------------------

                                   SIX
                                 MONTHS
                                  ENDED       YEAR      YEAR       YEAR     PERIOD
                               02/28/97***    ENDED     ENDED     ENDED      ENDED
                               (UNAUDITED)   8/31/96   8/31/95   8/31/94   8/31/93*
                               -----------   -------   -------   -------   --------

Net asset value, beginning of
  period                         $ 17.80    $  16.02  $  13.99  $  15.18   $ 12.50
                                 -------    --------  --------  --------   -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income               0.23        0.85      0.34      0.36      0.54
Net realized and unrealized
 gain/(loss) on investments         3.15        1.91      2.19     (0.90)     2.30
                                 -------    --------  --------  --------   -------
Total from investment
 operations                         3.38        2.76      2.53     (0.54)     2.84
                                 -------    --------  --------  --------   -------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (0.60)      (0.47)    (0.40)    (0.36)    (0.16)
Distributions from capital
 gains                             (2.31)      (0.51)    (0.10)    (0.29)     --
                                 -------    --------  --------  --------   -------
Total distributions                (2.91)      (0.98)    (0.50)    (0.65)    (0.16)
                                 -------    --------  --------  --------   -------
Net asset value, end of period   $ 18.27    $  17.80  $  16.02  $  13.99   $ 15.18
                                 =======    ========  ========  ========   =======
Total return+                      19.72%++    17.52%    18.97%    (3.61)%   22.93%++
                                   =====       =====     =====     =====     =====

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                          $15,048     $17,960   $22,926   $12,158    $8,116
Ratio of operating expenses to
 average net assets                 0.90%**     0.89%     0.81%     0.58%     --
Decrease reflected in above
 expense ratio due to expense
 waivers/reimbursements             0.31%**     0.03%     0.21%     0.60%     1.32%++
Ratio of net investment income
 to average net assets              2.60%**     3.12%     3.77%     4.02%     4.27%++
Portfolio turnover rate               33%         56%       58%       47%       22%
Average commission rate paid
 (a)                             $0.0186     $0.0269       --        --         --

--------
   * Large Company Value Portfolio Investment Class shares commenced operations on September 30, 1992.
  ** Annualized.
 *** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.

   + Total return represents aggregate total return for the period indicated. ++ Non-annualized.
 (a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       54

WILSHIRE TARGET FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                         INSTITUTIONAL CLASS SHARES
                                                         --------------------------

                                                              SIX
                                                            MONTHS
                                                             ENDED         PERIOD
                                                          02/28/97***      ENDED
                                                          (UNAUDITED)     8/31/96*
                                                          -----------     --------

Net asset value, beginning of period                        $ 17.80       $  17.19
                                                            -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.24           0.07
Net realized and unrealized gain on investments                3.16           0.54
                                                            -------       --------
Total from investment operations                               3.40           0.61
                                                            -------       --------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (0.62)         --
Distributions from capital gains                              (2.31)         --
                                                            -------       --------
Total distributions                                           (2.93)         --
                                                            -------       --------
Net asset value, end of period                              $ 18.27       $  17.80
                                                            ========      ========
Total return+                                                 19.83%++        3.55%++
                                                            ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $23,068       $ 17,425
Ratio of operating expenses to average net assets              0.90%**        0.87%**
Decrease reflected in above expense ratio due to expense
 waivers/reimbursements                                        0.31%**        0.03%**
Ratio of net investment income to average net assets           2.60%**        3.14%**
Portfolio turnover rate                                          33%            56%
Average commission rate paid (a)                            $0.0186       $ 0.0269

--------
  * Large Company Value Portfolio Institutional Class shares commenced operations on July 15, 1996.
 ** Annualized.
*** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
(a)Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       55


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                             INVESTMENT CLASS SHARES
                                             -----------------------

                                   SIX
                                 MONTHS
                                  ENDED       YEAR      YEAR       YEAR     PERIOD
                                02/28/97      ENDED     ENDED     ENDED      ENDED
                               (UNAUDITED)   8/31/96   8/31/95   8/31/94   8/31/93*
                               -----------   -------   -------   -------   --------

Net asset value, beginning of
  period                         $ 18.56     $ 18.55   $ 15.39   $ 16.03    $12.50
                                 -------     -------   -------   -------    ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income/(loss)       (0.07)      (0.19)    (0.07)    (0.04)     0.08
Net realized and unrealized
 gain/(loss) on investments        (0.48)       3.06      3.54      0.90      3.48
                                 -------     -------   -------   -------    ------
Total from investment
 operations                        (0.55)       2.87      3.47      0.86      3.56
                                 -------     -------   -------   -------    ------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                            --          --        --        --        (0.03)
Distributions in excess of net
 investment income                 --          --        --        (0.07)     --
Distributions from capital
 gains                             (4.16)      (2.86)    (0.31)    (1.43)     --
                                 -------     -------   -------   -------    ------
Total distributions                (4.16)      (2.86)    (0.31)    (1.50)    (0.03)
                                 -------     -------   -------   -------    ------
Net asset value, end of period   $ 13.85    $  18.56  $  18.55  $  15.39   $ 16.03
                                 =======    ========  ========  ========   =======
Total return+                      (3.98)%++   17.50%    23.04%     5.20%    28.50%++
                                 =======    ========  ========  ========   =======

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                          $13,840     $18,049   $21,882   $11,188    $7,527
Ratio of operating expenses to
 average net assets                 1.02%**     1.01%     0.95%     0.74%     --
Decrease reflected in above
 expense ratio due to expense
 waivers/reimbursements             0.27%**     0.04%     0.21%     0.73%     1.40%++
Ratio of net investment
 income/(loss) to average
 net assets                       (0.86)%**   (0.78)%    (0.54)%  (0.40)%     0.53%++
Portfolio turnover rate              54%         87%       111%      46%        55%
Average commission rate paid
 (a)                            $0.0217     $0.0200        --        --         --


--------
  * Small Company Growth Portfolio Investment Class shares commenced operations on October 1, 1992.
 ** Annualized.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       56



WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                         INSTITUTIONAL CLASS SHARES
                                                         --------------------------

                                                              SIX
                                                            MONTHS
                                                             ENDED         PERIOD
                                                           02/28/97        ENDED
                                                          (UNAUDITED)     8/31/96*
                                                          -----------     --------

Net asset value, beginning of period                        $ 18.56       $  16.66
                                                            -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                           (0.06)         (0.02)
Net realized and unrealized gain/(loss) on investments        (0.48)          1.92
                                                            -------       --------
Total from investment operations                              (0.54)          1.90
                                                            -------       --------

LESS DISTRIBUTIONS:
Dividends from net investment income                          --             --
Distributions from capital gains                              (4.16)         --
Total distributions                                           (4.16)         --
                                                            -------       --------
Net asset value, end of period                              $ 13.86      $   18.56
                                                            =======      =========
Total return+                                                 (3.92)%++      11.40%++
                                                            =======      =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 3,839       $  3,577
Ratio of operating expenses to average net assets              1.02%**        0.98%**
Decrease reflected in above expense ratio due to expense
 waivers/reimbursements                                        0.27%**        0.04%**
Ratio of net investment loss to average net assets            (0.86)%**      (0.75)%**
Portfolio turnover rate                                          54%            87%
Average commission rate paid (a)                            $0.0217       $ 0.0200

--------
 *  Small  Company  Growth   Portfolio   Institutional   Class  shares commenced
    operations on July 15, 1996.
**  Annualized.

 +  Total return represents aggregate total return for the period indicated.
++  Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       57


WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                             INVESTMENT CLASS SHARES
                                             -----------------------

                                   SIX
                                 MONTHS
                                  ENDED       YEAR      YEAR       YEAR     PERIOD
                               02/28/97***    ENDED     ENDED     ENDED      ENDED
                               (UNAUDITED)   8/31/96   8/31/95   8/31/94   8/31/93*
                               -----------   -------   -------   -------   --------

Net asset value, beginning of
  period                         $ 15.92     $ 15.41   $ 14.32   $ 14.81    $ 12.50
                                 -------     -------   -------   -------    -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income               0.23        0.56      0.55      0.45       0.35
Net realized and unrealized
 gain/(loss) on investments         1.96        0.95      1.06     (0.45)      2.10
                                 -------     -------   -------   -------    -------
Total from investment
 operations                         2.19        1.51      1.61      0.00       2.45
                                 -------     -------   -------   -------    -------

LESS DISTRIBUTIONS:
Dividends from net investment
 income                            (0.75)      (0.56)    (0.45)    (0.33)     (0.14)
Distributions from capital
 gains                             (2.59)      (0.44)    (0.07)    (0.16)     --
                                 -------     -------   -------   -------    -------
Total distributions                (3.34)      (1.00)    (0.52)    (0.49)     (0.14)
                                 -------     -------   -------   -------    -------
Net asset value, end of period   $ 14.77     $ 15.92   $ 15.41   $ 14.32    $ 14.81
                                 =======     =======   =======   =======    =======
Total return+                      14.51%++    10.01%    11.84%    (0.01)%    19.72%++
                                 =======     =======   =======   =======    =======
RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's)                          $16,637     $27,329   $25,978   $23,438    $15,155
Ratio of operating expenses to
 average net assets                 0.88%**     0.88%     0.69%     0.50%     --
Decrease reflected in above
 expense ratio due to expense
 waivers/reimbursements             0.42%**     0.04%     0.22%     0.56%      1.32%++
Ratio of net investment income
 to average net assets              2.96%**     3.13%     4.12%     3.64%      3.65%++
Portfolio turnover rate               63%         81%       86%       49%        27%
Average commission rate paid
 (a)                             $0.0242     $0.0238     --        --         --


--------
  * Small Company Value Portfolio Investment Class shares commenced operations on September 30, 1992.
 ** Annualized.
*** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
 +  Total return represents aggregate total return for the period indicated.
++  Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       58

WILSHIRE TARGET FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO -- (CONTINUED)
FINANCIAL HIGHLIGHTS

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                          INSTITUTIONAL CLASS SHARES
                                                          --------------------------

                                                               SIX
                                                             MONTHS
                                                              ENDED         PERIOD
                                                           02/28/97***      ENDED
                                                           (UNAUDITED)     8/31/96*
                                                           -----------     --------

Net asset value, beginning of period                         $ 15.92       $  15.45
                                                             -------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.24           0.06
Net realized and unrealized gain on investments                 1.97           0.41
                                                             -------       --------
Total from investment operations                                2.21           0.47
                                                             -------       --------

LESS DISTRIBUTIONS:
Dividends from net investment income                           (0.77)         --
Distributions from capital gains                               (2.59)         --
                                                             -------       --------
Total distributions                                            (3.36)         --
                                                             -------       --------
Net asset value, end of period                               $ 14.77      $   15.92
                                                               =====           ====
Total return+                                                  14.65%++        3.04%++
                                                               =====           ====
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $22,649       $  7,335
Ratio of operating expenses to average net assets               0.88%**        0.85%**
Decrease reflected in above expense ratio due to expense
 waivers/reimbursements                                         0.42%**        0.04%**
Ratio of net investment income to average net assets            2.96%**        3.16%**
Portfolio turnover rate                                           63%            81%
Average commission rate paid (a)                             $0.0242       $ 0.0238

--------
  * Small Company Value Portfolio Institutional Class shares commenced operations on July 15, 1996.
 ** Annualized.
*** Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period since use of the undistributed income method did not accord with the results of operations.
  + Total return represents aggregate total return for the period indicated.
 ++ Non-annualized.
(a) Average commission rate paid per share of portfolio securities purchased and sold by the Portfolio.

                       See Notes to Financial Statements

                                       59

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES.

    Wilshire Target Funds, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company having four series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Portfolios"). The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to assets and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally-accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on an accrual basis.

                                       60



WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)(UNAUDITED)

EXPENSES: Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios not attributable directly to the operations of any class of shares are pro-rated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally-accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND
    OTHER TRANSACTIONS.

    The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of each Portfolio's average daily net assets. However, the Advisory Agreement also includes a fifteen-month expense limitation provision. For the fifteen-month period commencing July 11, 1996, Wilshire has agreed that if the aggregate operating expenses of any Portfolio (exclusive of interest, taxes, brokerage, 12b-1 plan fees and extraordinary expenses) for such period exceed the

                                       61


WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)(UNAUDITED)

annual rate specified in the following table for such Portfolio, the investment advisory fee otherwise payable for that period by the Portfolio under the Advisory Agreement will be reduced by the amount of the excess, but not below an annual fee rate of .10 of 1% of such Portfolio's average daily net assets.


                        FUND                                     ANNUAL RATE (%)
                        ----                                     ---------------

Large Company Growth Portfolio                                         .80
Large Company Value Portfolio                                          .77
Small Company Growth Portfolio                                         .91
Small Company Value Portfolio                                          .66

In addition, Wilshire voluntarily has undertaken to waive such additional portion of its fee otherwise payable under the Advisory Agreement as is in excess of the rate payable under its prior agreement with the Fund (.10% of 1% of each Portfolio's average daily net assets). The voluntary waiver will remain in effect until at least August 31, 1997, but may be terminated at any time thereafter by Wilshire by notice to the Directors of the Fund.

First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, serves as the Fund's administrator pursuant to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Fund has agreed to pay FDISG a fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay FDISG an annual fee of $25,000 per Portfolio and $2,000 for each additional class. FDISG also serves as the Fund's transfer and dividend disbursing agent. For the six months ended February 28, 1997, FDISG has reimbursed expenses of $101,853.

The Northern Trust Company serves as the Fund's custodian.

No officer, director or employee of Wilshire, FDISG, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.


                                       62

WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)(UNAUDITED)


3. SHAREHOLDER SERVICES PLAN.

    The Directors and shareholders of the Fund have adopted a shareholder services plan (the "Plan" ) pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio. Under the Plan, the Fund reimburses First Data Distributors, Inc. (formerly known as 440 Financial Distributors, Inc.), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain shareholder services provided by securities dealers or other financial intermediaries. The shareholder services provided may include personal services to holders of the Investment Class shares and/or for the maintenance of the accounts of the holders of the Investment Class shares.

4. SECURITIES TRANSACTIONS.

    For the six months ended February 28, 1997, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:


                  FUND                            PURCHASES            SALES
                  ----                            ---------            -----
Large Company Growth Portfolio                  $23,272,107        $  8,090,824
Large Company Value Portfolio                    11,577,066          14,963,143
Small Company Growth Portfolio                   10,574,375          13,873,888
Small Company Value Portfolio                    19,638,279          18,183,120

At February 28, 1997, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:


                                                  TAX BASIS          TAX BASIS
                                                 UNREALIZED          UNREALIZED
                  FUND                          APPRECIATION        DEPRECIATION
                  ----                          ------------        ------------
Large Company Growth Portfolio                   $10,006,100         $  282,904
Large Company Value Portfolio                      6,209,012            461,805
Small Company Growth Portfolio                     2,176,691          2,511,238
Small Company Value Portfolio                      3,653,291            738,515


                                       63



WILSHIRE TARGET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)(UNAUDITED)



5. ORGANIZATION COSTS

    The Portfolios bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line method over a period of five years from commencement of operations.